1933 Act File No. 33-14905

1940 Act File No. 811-05201

Filed with the Securities and Exchange Commission

March 31, 2023

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 149 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 165 ☒

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(505) 984-0200

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering April 3, 2023

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ On April 1, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ On [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thornburg investment trust

Managed Account
Funds’ Prospectus

APRIL 3, 2023

Thornburg Emerging Markets Managed Account Fund (“Emerging Markets Managed Account Fund”) Class I: THMGX	Thornburg Municipal Managed Account Fund (“Municipal Managed Account Fund”) Class I: THMMX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

THORNBURG INVESTMENT TRUST MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3 MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 1, 2023

i

Thornburg investment trust

Table of Contents

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MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3, 2023 THORNBURG INVESTMENT TRUST

Fund Summary

Emerging Markets Managed Account Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are only available through certain separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser. The fees and expenses in the following tables do not reflect any charges that are imposed by the separately managed accounts.

Shareholder Fees

(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees(1)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.35%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver/Expense Reimbursement(3)	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.00%
(1)	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the separately managed account of which the Fund is a part.
(2)	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
(3)	Thornburg and Thornburg Securities Corporation (“TSC”) have contractually agreed, irrevocably during the existence of the Fund, to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

THORNBURG INVESTMENT TRUST MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3 MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 1, 2023

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Fund Summary Emerging Markets Managed Account Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example does not reflect any charges imposed by the applicable separately managed accounts through which the Fund is sold, and if such charges were reflected, the amounts shown in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs would be:

	1 Year	3 Years
Class I Shares	$0	$0

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on April 3, 2023, information about the Fund’s portfolio turnover rate is not currently available.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its assets in equity securities of issuers which Thornburg views as having substantial economic ties to one or more emerging market countries. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to an emerging market country include whether the issuer:

•	is included in the MSCI Emerging Markets Index;
•	is organized or headquartered in an emerging market country, or maintains most of its assets in one or more such countries;
•	has a primary listing for its securities on a stock exchange of an emerging market country; or
•	derives a majority of its profits, revenues, sales, or income from one or more emerging market countries.

Currently, Thornburg considers emerging market countries to include most Central and South American, African, Asian (including the Middle and Near East, and the Indian subcontinent) and Central and Eastern European nations.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different emerging market countries. The Fund is non-diversified.

The Fund’s policy of investing at least 80% of its assets in emerging markets issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

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MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3, 2023 THORNBURG INVESTMENT TRUST

Fund Summary Emerging Markets Managed Account Fund

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Emerging Markets Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in emerging markets because the economies of those markets are usually less diversified, communications, transportation and economic infrastructures are less developed, and emerging markets ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of an emerging markets issuer may be extremely volatile. An issuer domiciled in an emerging market may be similarly affected by these emerging markets risks to the extent that the issuer conducts its business in emerging markets.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging markets.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

THORNBURG INVESTMENT TRUST MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3 MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 1, 2023

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Fund Summary Emerging Markets Managed Account Fund

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in emerging markets.

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Redemption Risk – Fund shares may only be redeemed by Thornburg on behalf of separately managed accounts or by certain managed account program sponsors and not by individual investors. If a significant percentage of the Fund’s shares is owned or controlled by a single managed account shareholder, the Fund is subject to the risk that a redemption by that managed account shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining managed account shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. See also “Purchase and Sale of Fund Shares” in the Fund Summary.

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 10 of the Prospectus.

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MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3, 2023 THORNBURG INVESTMENT TRUST

Fund Summary Emerging Markets Managed Account Fund

Past Performance of the Fund

No performance information is presented because the Fund commenced investment operations on April 3, 2023.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Ben Kirby, cfa, a managing director and co-head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Josh Rubin, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund are available for purchase and redemption exclusively by or on behalf of separately managed account clients where Thornburg has an agreement with the managed account program’s sponsor, or directly with the client, to provide advisory services to the managed account or to the managed account program’s sponsor for its use in managing such account. In addition, the Fund will redeem the shares of any investor who ceases to be a client in the separately managed account through which the shares were purchased.

The Fund does not impose any minimum investment requirements. However, the separately managed accounts through which the Fund is offered typically impose minimum investment requirements.

Purchases and redemptions are processed at the net asset value per share next determined after the order is received by the broker-dealer who executes trades for the separately managed account.

Tax Information

Distributions to a shareholder will generally be taxable to the shareholder as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 21 of this Prospectus.

THORNBURG INVESTMENT TRUST MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3 MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 1, 2023

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Fund Summary

Municipal Managed Account Fund

Investment Goal

The Fund seeks a high level of current income exempt from federal individual income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are only available through certain separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser. The fees and expenses in the following tables do not reflect any charges that are imposed by the separately managed accounts.

Shareholder Fees

(fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees(1)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.25%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver/Expense Reimbursement(3)	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.00%
(1)	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the separately managed account of which the Fund is a part.
(2)	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
(3)	Thornburg and Thornburg Securities Corporation (“TSC”) have contractually agreed, irrevocably during the existence of the Fund, to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

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MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3, 2023 THORNBURG INVESTMENT TRUST

Fund Summary Municipal Managed Account Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example does not reflect any charges imposed by the applicable separately managed accounts through which the Fund is sold, and if such charges were reflected, the amounts shown in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs would be:

	1 Year	3 Years
Class I Shares	$0	$0

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on April 3, 2023, information about the Fund’s portfolio turnover rate is not currently available.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in municipal obligations and participations in municipal obligations of any credit quality. The Fund may invest up to 80 percent of its portfolio in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in municipal obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity or duration. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to meet its objective through credit analysis and security selection. The Fund is non-diversified.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax, though a portion or all of that income may still be subject to the federal alternative minimum tax (“AMT”). This policy of investing at least 80% of its assets in municipal obligations with income exempt from the regular federal income tax may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Under

THORNBURG INVESTMENT TRUST MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3 MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 1, 2023

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Fund Summary Municipal Managed Account Fund

normal circumstances, no more than 20% of the Fund’s assets will be invested in municipal securities which would produce income that is not exempt from federal income tax, though the Fund’s investments in such securities may temporarily exceed 20% of the Fund’s assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly “junk” or “high yield” bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

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MANAGED ACCOUNT FUNDS PROSPECTUS APRIL 3, 2023 THORNBURG INVESTMENT TRUST

Fund Summary Municipal Managed Account Fund

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Redemption Risk – Fund shares may only be redeemed by Thornburg on behalf of separately managed accounts or by certain managed account program sponsors and not by individual investors. If a significant percentage of the Fund’s shares is owned or controlled by a single managed account shareholder, the Fund is subject to the risk that a redemption by that managed account shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining managed account shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. See also “Purchase and Sale of Fund Shares” in the Fund Summary.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 10 of the Prospectus.

Past Performance of the Fund

No performance information is presented because the Fund commenced investment operations on April 3, 2023.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

John C. Bonnell, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Eve Lando, jd, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund are available for purchase and redemption exclusively by or on behalf of separately managed account clients where Thornburg has an agreement with the managed account program’s sponsor, or directly with the client, to provide advisory services to the managed account or to the managed account program’s sponsor for its use in managing such account. In addition, the Fund will redeem the shares of any investor who ceases to be a client in the separately managed account through which the shares were purchased.

The Fund does not impose any minimum investment requirements. However, the separately managed accounts through which the Fund is offered typically impose minimum investment requirements.

Purchases and redemptions are processed at the net asset value per share next determined after the order is received by the broker-dealer who executes trades for the separately managed account.

Tax Information

The Fund seeks to satisfy conditions that will permit most distributions by the Fund from its net interest income to be exempt from federal income tax. As noted above, however, the Fund may at times own municipal obligations the income from which is not exempt from federal income tax. Additionally, even those income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 21 of this Prospectus.

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Additional Information

Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about the principal investment strategies described in the first part of this Prospectus for each Fund, and the risks associated with those investments. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks, including information about investment strategies which a Fund may engage in as a non-principal investment strategy and the risks associated with such non-principal strategies, is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

Fund Investment Goals

The investment goal for each Fund is stated above in each Fund Summary. The investment goal stated in each Fund Summary is a fundamental policy of the relevant Fund, and may not be changed without the approval of that Fund’s shareholders. A Fund may not achieve its investment goal.

Principal Investment Strategies

A “principal investment strategy” of a Fund is a strategy which the Fund’s investment advisor (“Thornburg”) anticipates may be important in pursuing the Fund’s investment objectives, and which Thornburg anticipates may have a significant effect on its performance. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. Information about those specific investment limitations is described for each Fund under the caption “Principal Investment Strategies” in the first part of this Prospectus or in the “Investment Limitations” section of the Statement of Additional Information. For purposes of any such limitation, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

Investing in Stocks and Other Equity Securities

The Emerging Markets Managed Account Fund invests in equity securities as a principal investment strategy. Equity securities include common stocks, preferred stocks, convertible securities, warrants, sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

As described in the “Fund Summary” portion of this Prospectus, when the Emerging Markets Managed Account Fund invests in an equity security, Thornburg typically categorizes that security in one of three categories: Basic Value, Consistent Earner, or Emerging Franchise. The issuers of securities categorized by Thornburg as Basic Value generally operate in industries deemed to be mature as they are older, larger industries with slowing rates of growth, or in industries considered cyclical because their performance is generally correlated to economic business cycles. The stock prices of Basic Value securities also tend to be more sensitive to changes in outside factors such as interest rates or inflation, and may exhibit higher volatility in earnings and cash flow versus securities categorized in the other two categories. The issuers of securities categorized by Thornburg as Consistent Earner typically exhibit one or more of the following characteristics: predictable growth; predictable profitability; predictable cash flow; or predictable levels of dividends. Consistent Earner securities also tend to operate in relatively stable industries, and their stock prices tend to be less sensitive to changes in outside factors such as changed in interest rates or inflation. The issuers of securities categorized by Thornburg as Emerging Franchises may operate in industries which are newer or less established that issuers in the other two categories, or may offer a product or service that is

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relatively new for the industry in which the issuer operates, or for which fewer competing products or services exists. Because they operate in newer industries or are positioned competitively relative to their peers, the issuers of Emerging Franchises securities have the potential to grow at an above average rate through increases in revenues, profits, or cash flows faster than the other categories of issuers. There is no limitation on the percentage of the Fund’s assets which shall be invested in equity securities within each of those three categories, and the allocation of the Fund’s assets across those three categories is expected to vary over time.

•General Risks of Equity Securities – Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Emerging Markets Managed Account Fund may invest. When equity securities held by the Emerging Markets Managed Account Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, the Emerging Markets Managed Account Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that the Emerging Markets Managed Account Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investments in IPOs on the performance of the Fund may decline.

•Market and Economic Risks Affecting Equity Securities – Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which the Emerging Markets Managed Account Fund has invested, even if the businesses of those companies are not adversely affected. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth through monetary policies including reduced or increased interest rates, may at times affect the prices of a range of financial assets, which could negatively impact the Emerging Markets Managed Account Fund’s performance. In recent years, the U.S. Federal Reserve has reversed many of its monetary policies, and other central banks could in the future take similar steps. Recently, for example, the U.S. Federal Reserve has increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from the Emerging Markets Managed Account Fund, or other consequences which may negatively affect global financial markets and the value of the Emerging Markets Managed Account Fund Fund’s investments.

All countries are vulnerable economically to the impact of a public health crisis, such as the novel virus known as COVID-19. Such crises may depress consumer demand, disrupt supply chains, slow economic growth, and potentially lead to market closures, travel restrictions, government-imposed shutdowns, and quarantines, all of which could adversely affect the economies of many of the markets in which the Emerging Markets Managed Account Fund invests, and which could in turn lead to declines in the value of the Fund’s investments or decrease the liquidity of those investments.

Russia’s invasion of Ukraine in February 2022 resulted in market disruptions which have adversely affected, and which may continue to adversely affect, the value of those securities and certain other investments of the Emerging Markets Managed Account Fund. The ongoing conflict has also caused investments in Russia to be subject to increased levels of political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and other countries. The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy and, thus, could affect the value of the Emerging Markets Managed Account Fund’s investments, even beyond any direct exposure that the Fund may have to Russian issuers or the adjoining geographic regions. Furthermore, transactions in certain Russian securities have been, or may in the future be, prohibited, and certain of the Emerging Markets Managed Account Fund’s investments have or may become illiquid.

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Additional Information

•Risks Affecting Specific Companies – Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Emerging Markets Managed Account Fund, and in some instances, a company in which the Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

•Risks of Investing in Small and Mid-Cap Companies – Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

•Risks of Investing in Depositary Receipts – ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs, or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated (see “Investing in Foreign Securities and Debt Obligations; Foreign Currency Risks” below).

Certain depositary receipts in which the Emerging Markets Managed Account Fund may invest are unsponsored, meaning that the depositary receipt is created and issued without the participation of the foreign issuer whose stock underlies the depositary receipt. The financial institution that issues an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights, and accordingly the holder of an unsponsored depositary receipt may not have as much current information concerning the foreign issuer as the holder of sponsored depositary receipt. Investments in depositary receipts evidencing ownership in shares of an emerging markets issuer will be deemed to be an investment in that developing country issuer for purposes of the Emerging Markets Managed Account Fund’s investment policies and restrictions.

•Limited Number of Portfolio Holdings – the Emerging Markets Managed Account Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent the Emerging Markets Managed Account Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

Investing in Foreign Equity Securities

The Emerging Markets Managed Account Fund’s investments in equity securities primarily include investments in foreign equity securities, including specifically the equity securities of emerging markets issuers. Investments in foreign equity securities are subject to the risks described above under the heading “Investing in Stocks and Other Equity Securities.” Additionally, investments in foreign equity securities are subject to other risks which are summarized below.

•Identifying Emerging Markets Issuers – As described above in the Fund Summary for the Emerging Markets Managed Account Fund, an investment by the Fund will be considered to have been made in an emerging markets issuer if the issuer of the investment is a company or sovereign entity that is domiciled in an emerging markets, or the issuer is determined by the Fund’s investment advisor, Thornburg to be tied economically to one or more emerging markets. Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more

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Additional Information

emerging markets, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in emerging markets, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its principal offices or operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular emerging market country or region, and (vi) the extent to which the investment is otherwise exposed to the economic fortunes and risks of emerging markets. For this purpose, an issuer of a security may be considered tied economically to an emerging market even if it also has significant economic exposures to the United States. In addition, the application of these factors is inevitably complex and not precise in certain respects, companies may be economically tied to a number of countries (including the United States), and different persons may evaluate these factors differently and reach different conclusions as to whether or not a given issuer or its securities would be considered to be tied economically to one or more emerging markets.

•General Risks Affecting Foreign Investments – Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Emerging Markets Managed Account Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

•Foreign Currency Risks – Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. The investment advisor may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to the Emerging Markets Managed Account Fund. Furthermore, any hedging strategy that the advisor pursues, such as the use of currency forward contracts, may involve additional risks. See the Funds’ Statement of Additional Information for more information about the risks associated with such strategies.

•Emerging Markets Risks – Foreign investment risks may be more pronounced in emerging markets in which the Emerging Markets Managed Account Fund invests. The economies of emerging markets may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Emerging markets often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in emerging markets may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in emerging markets include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which the Emerging Markets Managed Account Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

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Additional Information

•Risks Affecting Specific Countries or Regions – From time to time, a significant portion of the assets of the Emerging Markets Managed Account Fund may be invested in issuers that are economically exposed to one country or region. In that event, the Fund’s share value may be more susceptible to conditions and developments in that country or region and potentially more volatile than the share value of a more geographically diversified fund. In certain cases, investors in issuers from such countries or regions may not have the same transparency into the accounting and governance standards of those issuers as they may have for companies located in the U.S., and as a result it may be more difficult to identify fraudulent practices that may adversely affect a company’s share price. The nature and degree of the risks affecting a given country or region, and the extent of the Emerging Markets Managed Account Fund’s exposure to any such country or region, is expected to vary over time. Shareholders of the Emerging Markets Managed Account Fund can find more information about the countries in which the Fund is invested and the percentage of the Fund’s investment in such countries in the most recent annual and semi-annual reports to shareholders.

•Risks Affecting Investments in China – A significant portion of the assets of the Emerging Markets Managed Account Fund may at times be invested in companies exposed to China. Investments in China involve a number of risks, some of which may be different from, or greater than, risks of investing in other countries or regions. The Chinese economy may be adversely affected if the Chinese government decides not to continue to support economic reform programs or to expand restrictions on foreign investments or the repatriation of capital, if China or its trading partners implement new tariffs or other trade barriers, or in the event of regional conflicts. Chinese issuers have the ability to suspend the trading of their equity securities, which may result in sudden and significant reductions in the liquidity of certain issuers’ shares or increases in the price volatility of those shares or in the broader Chinese securities market. Investments in China may also be subject to the risk of nationalization, expropriation, or confiscation of assets or property by the Chinese government. In certain cases, investors in Chinese issuers may not have the same transparency into the accounting and governance standards of Chinese companies as they may have for companies located in the U.S. or in other foreign countries, and as a result it may be more difficult to identify fraudulent practices that may adversely affect a Chinese company’s share price. Compared with the U.S. equity market, the equity market in mainland China is dominated by retail investors, and the trading patterns of those investors may contribute to a higher degree of market volatility in the Chinese market, especially during periods of market stress. In addition, investments by the Emerging Markets Managed Account Fund in shares which are listed on the stock markets in mainland China and are traded in Chinese renminbi (i.e., Chinese “A-Shares”) are subject to increased risks relating to currency fluctuations, because the Fund may not be able to dispose of its A-shares in a timely manner on days when the markets in mainland China are closed, or because of connectivity problems involving the trading program through which the Fund purchases and sells such A-shares.

While these risks are particularly significant for the Emerging Markets Managed Account Fund’s investments in issuers located in the People’s Republic of China, they may also affect the Fund’s investments in issuers located in Hong Kong, Macau, or Taiwan. The nature and degree of the risks affecting China, and the Fund’s exposure to China, is expected to vary over time

Investing in Municipal Obligations

The Municipal Managed Account Fund invests in U.S. municipal debt obligations as a principal investment strategy. Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

•General Risks Affecting Municipal Obligations – Municipal obligations are subject to a range of risks that may adversely affect the value of the municipal obligations held by the Municipal Managed Account Fund, including credit risk, market risks, interest rate risks and prepayment and extension risks. These risks are summarized below. The Funds’ investment advisor, Thornburg, may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Municipal Managed Account Fund may invest. When municipal obligations held by the Municipal Managed Account Fund go into default or otherwise decline in value, the value of the Fund’s shares declines.

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Additional Information

•Credit and Specific Issuer Risks – Investments in municipal obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its obligations, or delay paying principal or interest when due. Municipal obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Municipal Managed Account Fund who own municipal obligations, preventing or delaying owners of the obligations from receiving payment of amounts due under the obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower-quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations are often rated as to credit quality by one or more nationally recognized statistical rating organizations (“NRSROs”). NRSROs are ratings agencies that have been registered with the Securities and Exchange Commission and are generally accepted in the financial markets as recognized providers of credible and reliable credit ratings.

•Interest Rate Risk Affecting Municipal Obligations – The market value of municipal obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of municipal obligations may decrease. Prices of intermediate or longer-term municipal obligations are relatively more sensitive to changing interest rates than shorter-term municipal obligations, and increases in interest rates generally will have more adverse effect on the Municipal Managed Account Fund’s share value when it holds intermediate or longer maturity obligations. Additionally, investments in floating rate obligations include the risk that the obligation’s interest rate may reset to a lower level of interest during the period of the Municipal Managed Account Fund’s investment.

•Prepayment and Extension Risk Affecting Certain Municipal Obligations – Some municipal obligations permit the issuer to pay the obligation before final maturity. The rate at which issuers repay those obligations before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain municipal obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, the Municipal Managed Account Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain municipal obligations may repay those obligations more slowly than anticipated. In that event, the Municipal Managed Account Fund’s assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

•Market, Economic, and Liquidity Risks Affecting Municipal Obligations – In addition to other conditions that may adversely affect the value of municipal obligations, general economic and market conditions may reduce the value of municipal obligations held by the Municipal Managed Account Fund, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which municipal obligations are traded may reduce the liquidity of municipal obligations held by the Municipal Managed Account Fund, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Fund to obtain reliable prices for debt obligations they hold. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. Recently, for example, the U.S. Federal Reserve has increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from the Municipal Managed Account Fund, or other consequences which may negatively affect global financial markets and the value of the Fund’s investments.

•Risks Affecting Lower Quality Municipal Obligations – A municipal obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”) and S&P Global Ratings (“S&P”). Municipal obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s or S&P are considered “investment grade” obligations. These municipal obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade municipal obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances.

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Additional Information

As described above in the Fund Summary for the Municipal Managed Account Fund, the Fund may invest up to 50 percent of its portfolio in lower-quality debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. Such obligations may involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may also fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a municipal obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

•Certain Tax Risks – Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates rise. Additional aspects of the tax treatment of municipal obligations held by the Municipal Managed Account Fund are summarized in this Prospectus under the caption “Taxes.”

•Risks of Changes in the Law – Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

•Loss of Insurance or Downgrade of Insurer’s Credit Rating – Certain municipal obligations in which the Municipal Managed Account Fund may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by the Municipal Managed Account Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s or S&P, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by the Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

•Risks of Investment in Municipal Leases – Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by the Municipal Managed Account Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for the Municipal Managed Account Fund to sell the obligation at an acceptable price.

Investing in Other Investment Companies

Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including other open-end mutual funds, closed-end mutual funds, business development companies, and exchange traded funds. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment

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Additional Information

company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

Temporary Investments

Each of the Funds may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund’s ability to attain its investment goal, and in the case of the Municipal Managed Account Fund, could result in current income subject to federal and state income taxes.

Redemption Risk

If a significant percentage of a Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. Such redemptions could also have a significant negative impact on the Fund’s net asset value and liquidity, and could negatively impact the Fund’s ability to implement its investment strategy.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds and their service providers as well as the ability of shareholders to transact with the Funds. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Funds invest are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

Organization and Management of the Funds

Organization of the Funds

Each Fund is a series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. Each Fund is non-diversified. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement, which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services for each Fund under the terms of an Administrative Services Agreement, which specifies that Thornburg will administer, supervise, perform, or direct certain administrative functions necessary or desirable for the operation of the Funds. As described below under the heading “Fees

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Additional Information

and Expenses of the Funds,” Thornburg does not charge a fee to the Fund for its investment management or administrative services, and has agreed to pay or reimburse all other expenses incurred by the Fund. Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

Fund Portfolio Managers

Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. The portfolio managers for each Fund typically act in concert in making investment decisions for that Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are primarily responsible for day-to-day management of the Fund’s portfolio, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other Thornburg Funds.

The portfolio manager(s) of each Fund are identified in the following table. Following the table is information about each such portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

FUND NAME	PORTFOLIO MANAGER(S)
Emerging Markets Managed Account Fund	Ben Kirby
Josh Rubin
Charles Wilson
Municipal Managed Account Fund	David Ashley
John C. Bonnell
Eve Lando

David Ashley, cfa, a managing director of Thornburg, has been a portfolio manager of the Municipal Managed Account Fund since its inception. Mr. Ashley joined Thornburg in 2011 as an associate portfolio manager and was named a managing director in 2018. Prior to joining Thornburg, Mr. Ashley was a credit analyst for Wilmington Trust in Delaware. He holds a BS in finance and an MBA from the University of Delaware.

John C. Bonnell, cfa, a managing director of Thornburg, has been a portfolio manager of the Municipal Managed Account Fund since its inception. Mr. Bonnell joined Thornburg in 2021 as a portfolio manager. Mr. Bonnell has over 30 years of investment experience, and prior to joining Thornburg, he was a senior portfolio manager at Victory Capital Management. Mr. Bonnell has also served as an executive director, vice president and senior portfolio manager at USAA; as a vice president and senior portfolio manager at Oppenheimer Funds, Inc.; and as a portfolio manager at Strong Capital Management. He holds a BBA in finance from the University of Texas – San Antonio and an MBA from the St. Mary’s University in San Antonio, Texas.

Ben Kirby, cfa, a managing director and head of investments of Thornburg, has been a portfolio manager of the Emerging Markets Managed Account Fund since its inception. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, and was promoted to associate portfolio manager in 2011. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Eve Lando, jd, a managing director of Thornburg, has been a portfolio manager of the Municipal Managed Account Fund since its inception. Ms. Lando joined Thornburg in 2019 as an associate portfolio manager and was named a managing director in 2020. Ms. Lando holds a BA in urban studies from Columbia University and a JD from Brooklyn Law School, with a concentration in business law studies. Before joining Thornburg, Ms. Lando worked for over 14 years at Lazard Asset Management, most recently as a senior vice president and municipal research analyst, and before that, she was a municipal research associate at AllianceBernstein.

Josh Rubin, a managing director of Thornburg, has been a portfolio manager of the Emerging Markets Managed Account Fund since its inception. Mr. Rubin joined Thornburg in 2017, initially working with the global strategies before being named associate portfolio manager in 2018, and a portfolio manager in 2021. Before Thornburg, Mr. Rubin worked at Driehaus

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Additional Information

Capital Management in Chicago, where he was first an associate portfolio manager responsible for emerging markets, and then the portfolio manager of the firm’s Global and certain U.S. strategies. Prior to Driehaus, Mr. Rubin co-managed the emerging markets equity strategy at Marsico Capital Management in Denver, where he was also a senior analyst covering global companies across sectors. Before asset management, Mr. Rubin held investment banking and consulting roles. He earned a BSFS in international politics from the Walsh School of Foreign Service at Georgetown University.

Charles Wilson, PhD, a managing director of Thornburg, has been a portfolio manager of the Emerging Markets Managed Account Fund since its inception. Mr. Wilson joined Thornburg in 2012 as an associate portfolio manager and was promoted to portfolio manager in 2014. Mr. Wilson holds a PhD in geophysics from the University of Colorado at Boulder and a BS in geology from the University of Arizona in Tucson. Mr. Wilson previously served as a co-portfolio manager for Marsico Capital Management in Denver.

Fees and Expenses of the Funds

Thornburg does not charge the Funds a fee for its investment management or administrative services, and Thornburg has contractually agreed, irrevocably during the existence of the Funds, to pay or reimburse all other expenses incurred by the Funds, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The separately managed account of which each Fund is a part will, however, charge certain fees and expenses, including investment management and custody fees. For more information about those fees and expenses, you should read the other disclosures provided to you in connection with your investment in the separately managed account.

Pricing Fund Shares

The Funds are open for business each day the New York Stock Exchange (“NYSE”) is open. On each such day, the Funds normally calculate their net asset values (“NAVs”) as of 4:00 p.m. Eastern Time. The Funds will not treat an intraday suspension, disruption or closure in NYSE trading as a closure of the NYSE and will therefore continue to calculate NAVs as of 4:00 p.m. ET on those days. The NAV of a Fund is calculated by adding the value of all of the assets of the Fund, subtracting the liabilities of the Fund, and then dividing that result by the number of shares of the Fund that are outstanding.

For purposes of calculating the NAV of a Fund, the Fund’s assets are valued each business day in accordance with the Trust’s valuation policies and procedures. Pursuant to those policies and procedures, securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by Trustees of the Trust. Commercial paper with a remaining maturity of 60 days or less is valued by Thornburg at amortized cost, subject to regular confirmation through the use of valuations obtained from the Fund’s custodian or an independent pricing service.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, valuation of the Funds’ portfolio investment securities is performed by Thornburg, which has been designated by the Trustees of the Trust as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. Thornburg performs this valuation function in accordance with policies and procedures that have been adopted by Thornburg and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, Thornburg makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. Thornburg performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though Thornburg may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments

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Additional Information

for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and Thornburg’s work in discharging the functions under the Valuation Policy and Procedures.

A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Committee are exceeded, foreign equity investments held by a Fund may be valued using alternative methods.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by a Fund, or where the Committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee will calculate a fair value for the obligation using alternative methods under Valuation Policy and Procedures.

In instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating such valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Eligibility to Invest in the Funds

The Funds are available exclusively within separately managed accounts for which Thornburg serves as investment advisor. The Funds are intended to be used in combination with selected individual securities held at the separately managed account level, as components of the overall investment strategy for the separately management account. This structure is intended to enable investors in those separately managed accounts to achieve greater diversification and/or exposure to certain securities than they might otherwise have been able to achieve if the Funds were not included as a component of the separately managed account.

Buying Fund Shares

Because the Funds are used exclusively within separately managed accounts for which Thornburg serves as investment advisor, Thornburg is responsible for deciding whether to invest assets of the separately managed accounts in the Funds. Accordingly, separately managed account clients are unable to directly purchase shares of the Funds.

All purchases of Fund shares would be processed at the net asset value per share next determined after the purchase order is received by the broker-dealer who executes trades for the separately managed account.

Purchases of Fund shares are not subject to any sales charges.

There is no minimum investment requirement for purchases of the Funds. However, the separately managed accounts through which the Funds are offered typically impose minimum investment requirements.

Selling Fund Shares

As with the purchase of the Funds’ shares, separately managed account clients are unable to directly redeem shares of the Funds. Instead, shares of the Funds may be sold by Thornburg at any time in its capacity as investment advisor of the separately managed accounts of which the Funds are a part. In addition, Thornburg will redeem shares in the Fund when you, as a separately managed account client, terminate your separately managed account.

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Additional Information

Redemption of Fund shares are not subject to any redemption fee or sales charges.

All redemptions of Fund shares would be processed at the net asset value per share next determined after the redemption order is received by the broker-dealer who executes trades for the separately managed account.

Excessive Trading

Because the Fund is used exclusively within separately managed accounts advised by Thornburg, and because Thornburg makes all decisions on purchasing or selling Fund shares within the separately managed accounts, the Trustees of the Trust have not adopted policies and procedures intended to deter short-term or excessive trading activity.

Dividends and Distributions

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. The Municipal Managed Account Fund declares dividends from its net investment income daily and pays those dividends monthly. The Emerging Markets Managed Account Fund typically declares and pays dividends from any net investment income annually. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

When you open your separately managed account, specify how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

1.Dividends from Net Investment Income: Reinvestment Option – Your dividend distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice at the time you open your separately managed account, you will be assigned this option.

2.Dividends from Net Investment Income: Cash Option – Your dividend distributions, if any, will be sent via ACH to the bank account that you designated when you opened your separately managed account, or sent to you by check. Checks are normally mailed on the third business day after the end of the period for which the distribution is made.

3.Capital Gains: Reinvestment Option – Your capital gains distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice at the time you open your separately managed account, you will be assigned this option.

4.Capital Gains: Cash Option – Your capital gains distributions, if any, will be sent via ACH to the bank account that you designated when you opened your separately managed account, or sent to you by check. Checks are normally mailed on the third business day after the end of the period for which the distribution is made.

No interest is accrued or paid on amounts represented by uncashed distribution checks.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See “Taxes” below.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

Taxes

Federal Taxes – In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Please note that, in addition to the taxes described below, a 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and

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Additional Information

otherwise includible in adjusted gross income, and capital gains recognized on the sale or redemption of Fund shares. Net investment income does not include Exempt Interest Dividends paid by the Municipal Managed Account Fund. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Distributions to shareholders representing net investment income, income realized upon amortization of market discount on municipal obligations, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and even if the distribution is received in additional shares of the Funds.

Federal Tax Treatment of Distributions – Municipal Funds

The Municipal Managed Account Fund intends to satisfy conditions that will enable it to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by the Fund, as “Exempt Interest Dividends.” Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Municipal Managed Account Fund of any net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. government, its agencies and instrumentalities) will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions by the Municipal Managed Account Fund of any net short-term capital gains realized by the Fund, and any distributions of income realized upon amortization of market discount on portfolio investments, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Net long-term capital gains distributed by the Municipal Managed Account Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although realized gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Municipal Managed Account Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See “State Taxes.”)

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Managed Account Fund may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by the Municipal Managed Account Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Municipal Managed Account Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by the Municipal Managed Account Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Sales or Redemptions of Shares – All Funds

An investor’s redemption of Fund shares, or exchange of shares for shares of another Fund, is generally a taxable transaction for federal income tax purposes, and the shareholder realizes gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange. Applicable law requires Thornburg to provide to both the shareholder and the Internal Revenue Service information about the cost basis and holding period of any Fund shares redeemed or sold in accounts specified by regulations for shares acquired by the shareholder on or after January 1, 2012 (“covered shares”). Information about the cost basis and holding period of covered shares will be reported to the shareholder and the Internal Revenue Service on Form 1099-B, and shareholders will be required to use that information when completing their annual federal income tax returns. Thornburg’s default method for calculating cost basis is the Average

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Additional Information

Cost method. For shareholders who hold their Fund shares through a financial intermediary, the intermediary may select a different default method for calculating cost basis. Shareholders who wish to elect a cost basis method other than the applicable default method should contact Thornburg at 1-800-847-0200 or their financial intermediary for instructions. The cost basis method elected by the shareholder or applied by default may not be changed for any sale or exchange of Fund shares after the settlement date of that sale or exchange. Thornburg offers no tax advice, and shareholders are advised to consult their own tax advisors respecting which cost basis method may be most appropriate for them.

State Taxes

The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Funds are advised to consult their own tax advisors in that regard. The Municipal Managed Account Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

Financial Highlights

The financial highlights for the Funds are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

Additional Information

Reports to Shareholders

Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds’ independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor

Thornburg Investment Management®, Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Distributor

Thornburg Securities Corporation®
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.
2 Avenue De Lafayette
Boston, Massachusetts 02111

Transfer Agent

SS&C GIDS, Inc.
Post Office Box 219017
Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by April, Dolan & Koehler P.C., 460 St. Michael’s Drive, Suite 603, Santa Fe, New Mexico 87505.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders. In each Fund’s Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year or fiscal period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at Thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

(800) 847-0200

Thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.TH6004

Thornburg Investment Trust

Statement of Additional Information

Dated April 3, 2023 for

Thornburg Emerging Markets Managed Account Fund (“Emerging Markets Managed Account Fund”) Class I: THMGX	Thornburg Municipal Managed Account Fund (“Municipal Managed Account Fund”) Class I: THMMX

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

The Emerging Markets Managed Account Fund and Municipal Managed Account Fund (each, a “Fund” and together, the “Funds”) are series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”). This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds’ management, and other issues of interest to a prospective purchaser of Class I shares offered by each Fund. Fund shares are only available for sale to and purchase by certain separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds’ “Thornburg Managed Account Funds Prospectus” dated April 3, 2023 (the “Prospectus”). A copy of the Prospectus and the most recent Annual and Semi-Annual Reports for each of the Funds, when available, may be obtained at no charge by going to “Forms and Literature” on the Thornburg website at www.thornburg.com and clicking the appropriate hyperlink to view the current Prospectus or Financial Reports, by telephoning a Fund Support Representative at 1-800-847-0200, or by writing to the distributor of the Funds’ shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. No financial statements are available for the Funds because the Fund had not yet commenced investment operations as of the date of this SAI.

The description of investment policies and limitations that appears in this Statement of Additional Information and the Prospectus does not impose a contractual duty on the Funds or their investment advisor to comply with those policies and limitations, and no express or implied contract is created among a Fund and its shareholders by virtue of those shareholders having made an investment in the Fund or having received this Statement of Additional Information or the Prospectus. Furthermore, while the Trust may enter into contracts with third parties to manage the Funds’ assets and provide other services, as described in this Statement of Additional Information and the Prospectus, the Trust and each such third party are the sole intended beneficiaries of those contracts, and the Funds’ shareholders are not third party beneficiaries of those contracts.

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ii

ORGANIZATION OF THE FUNDS

Emerging Markets Fund, and Municipal Managed Fund are non-diversified series of the Trust organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the “Declaration”). The Trust currently has 23 active Funds, 2 of which are the subject of this Statement of Additional Information. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of that Fund which are available for distribution.

Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objective(s) by pooling its assets with assets of other funds for investment in another investment company having the same investment objective(s) and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

Each Fund may hold special shareholder meetings and transmit proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will transmit proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds’ assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

INVESTMENT POLICIES

Information about each Fund’s principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A “principal investment strategy” of a Fund is a strategy which Thornburg anticipates may be important in pursuing the investment objective(s) stated in the Fund’s prospectus and which Thornburg anticipates may have a significant effect on the Fund’s performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets.

The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund’s investment objective(s) and certain risks associated with those investments or to which a Fund may otherwise be subject. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the investment advisor reasonably believes that the investment is consistent with the Fund’s investment objective(s) and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the “Investment Limitations” section of this Statement of Additional Information. For purposes of any such limitation on the percentage of a Fund’s assets that could be invested in a particular investment strategy, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

Emerging Markets Managed Account Fund is characterized as an “Equity Fund.” Municipal Managed Account Fund is characterized as a “Municipal Fund.”

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in the Fund’s portfolio arising from these or other factors will cause changes in the net asset value of the Fund’s shares.

The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign debt obligations.

Bond Ratings

Many bonds and other debt obligations are assigned credit ratings by ratings agencies such as Moody’s Investors Service (“Moody’s”) or S&P Global Ratings (“S&P”). The ratings of Moody’s and S&P represent their current opinions as to the creditworthiness of the issuers of the debt obligations which the ratings agencies undertake to rate. In determining credit ratings, ratings agencies evaluate each issuer’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect payment in the event of the issuer’s default.

While credit ratings may be helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates, general economic trends or other factors. Accordingly, even the highest rated debt obligation may experience wide price movements. Credit rating agencies may also fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Furthermore, it should be emphasized that credit ratings are general and are not absolute standards of quality. Debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

In addition to using information provided by ratings agencies, Thornburg will subject each debt obligation under consideration for investment to its own credit analysis in an effort to assess each issuer’s financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter.

Each ratings agency uses its own rating classification system to indicate the credit rating assigned to a particular debt obligation. In general, the ratings agencies classify debt obligations into two categories for purposes of the ratings process – long term and short term. The ratings agencies typically assign short term ratings to debt obligations that are considered short term in the relevant market. In the United States, for example, the ratings agencies deem short term debt obligations to include commercial paper and other obligations with an original maturity of no more than 365 days. The following is a brief description of the applicable ratings symbols and their meanings for each of Moody’s and S&P.

Ratings for Long Term Debt Obligations

Rating	Description
Aaa (Moody’s) AAA (S&P)	Debt obligations judged to be of the highest quality, with minimal credit risk. The issuer is determined to have an extremely strong capacity to pay principal and interest on the obligation.

Aa (Moody’s) AA (S&P)	Debt obligations judged to be of high quality, with very low credit risk. The issuer is determined to have a very strong capacity to pay principal and interest on the obligation.

A (Moody’s and S&P)	Debt obligations judged to be of upper-medium grade quality, with low credit risk. The issuer is determined to have a strong capacity to pay principal and interest on the obligation.

Baa (Moody’s) BBB (S&P)	Debt obligations judged to be of medium grade quality, with moderate credit risk and certain speculative characteristics. Adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the last of the ratings categories commonly referred to as “investment grade.”

Ba (Moody’s) BB (S&P)	Debt obligations judged to have speculative elements and are subject to substantial credit risk. The issuer may face major ongoing uncertainties, and adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the first of the ratings categories commonly referred to as “below investment grade,” “non-investment grade” or “speculative grade.”

B (Moody’s and S&P)	Debt obligations judged to be speculative and subject to high credit risk. Although the issuer currently has the capacity to make principal and interest payments on the obligation, adverse economic conditions will likely impair the ability of the issuer to meet those financial commitments.

Caa (Moody’s) CCC (S&P)	Debt obligations judged to be of poor standing and subject to very high credit risk. Such obligations are currently vulnerable to nonpayment by the issuer, particularly in the event of adverse economic conditions or changing circumstances.

Ca (Moody’s) CC (S&P)	Debt obligations judged to be highly speculative. These obligations are likely in, or very near, default, with some prospect of recovery of principal and interest.

C (Moody’s and S&P)

Debt obligations that are currently highly vulnerable to nonpayment, debt obligations that permit payment arrearages, or debt obligations of an issuer that is the subject of a bankruptcy petition or similar action but has not yet experienced a payment default. These obligations have little prospect for recovery of principal and interest.

D (Moody’s and S&P)	Debt obligations that are currently in payment default.

Moody’s may append the numerical modifiers 1, 2 or 3 to any debt obligation rated Aa through Caa to indicate the relative standing of that obligation within its principal rating category. Similarly, S&P may append a “+” or “-” to any debt obligation rated AA through CCC to indicate the relative standing of that obligation within its principal rating category. The foregoing ratings are sometimes presented in parentheses preceded with “Con.” (Moody’s) or “p” (S&P), indicating that the obligations are rated conditionally/provisionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition may be rated in this fashion. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

Ratings for Short Term Debt Obligations

Rating	Description
P-1 (Moody’s) A-1 (S&P)	Issuer has a superior ability to repay its short term debt obligations. S&P may also designate this type of obligation with a “+” to indicate that the issuer’s capacity to repay the obligation is extremely strong.

P-2 (Moody’s) A-2 (S&P)	Issuer has a strong ability to repay its short term debt obligations, though repayment of these obligations is somewhat more susceptible to adverse economic conditions than obligations in the higher rated category.

P-3 (Moody’s) A-3 (S&P)	Issuer has an acceptable ability to repay its short term debt obligations. Adverse economic conditions are more likely to weaken the ability of the issuer to meet its financial commitments on these types of obligations.

NP (Moody’s)	To the extent a short term debt obligation does not fall into one of the three previous categories, Moody’s identifies that obligation as NP or Not Prime.

B (S&P)	The short term debt obligation is judged to have significant speculative characteristics. Although the issuer currently has the capacity to meet financial commitments on these obligations, the issuer faces ongoing uncertainties which could affect the issuer’s ability to meet those commitments. S&P may further delineate this ratings category into “B-1,” “B-2” or “B-3 to indicate the relative standing of an obligation within the category.

C (S&P)	The short term debt obligation is currently vulnerable to nonpayment, and the issuer is dependent on favorable economic conditions to continue to meet its commitments on the obligation.

D (S&P)	The short term debt obligation is in payment default.

Ratings of Municipal Notes. In addition to the foregoing, the ratings agencies may separately categorize municipal notes. Municipal notes are debt obligations issued by states, cities and local authorities and which mature in one year or less. When rating municipal notes, Moody’s uses ratings symbols MIG 1, MIG 2, MIG 3, MIG 4 and SG, and S&P uses ratings symbols SP-1+, SP-1, SP-2 and SP-3. As with the ratings systems used for other debt obligations, the rating agencies’ categorization of municipal notes reflects a decreasing judgment of the ability of the issuer to meet its financial obligations under the note.

Dual Ratings. The rating agencies may assign dual ratings to all long term debt obligations that have a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used to denote the long term maturity and the short term debt rating symbols are used to denote the put option (for example, “AAA/A-1+”). For certain “demand notes” maturing in 3 years or less, the respective municipal note rating symbols, combined with the short term debt obligation symbols, are used (for example. “SP-1/A-1”).

Determining a Portfolio’s Average Maturity

As discussed in the Prospectus, the Municipal Managed Account Fund may invest in municipal obligations of any dollar-weighted average maturity. A debt obligation’s maturity generally represents the time remaining until the principal amount of that obligation becomes due and payable.

For purposes of determining an investment’s maturity, Thornburg will treat a debt obligation as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations, such as United States Treasury Bills and United States Treasury Notes, have stated maturities. However, other obligations a Fund may acquire are interests in pools of mortgages or other loans having varying maturities. Due to prepayments of the underlying mortgage instruments or other loans, such securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security’s remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by a Fund based on Thornburg’s evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life. For example, the mortgage instruments in the pools underlying mortgage-backed securities may have a range of different original maturities. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

Certain securities which have variable or floating interest rates or demand or put features may be deemed by Thornburg to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed by Thornburg to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Determining a Debt Obligation’s Duration

Municipal Managed Account Fund seeks to maintain a portfolio of investments with a certain dollar-weighted average effective duration. Duration is an estimate of the sensitivity of a debt obligation to changes in interest rates, and is consequently a measure of interest rate risk. The duration of a given debt obligation represents an approximation of the expected percentage change in a debt obligation’s value in response to a change in interest rates. Duration is commonly expressed as a number of years, and the value of an obligation or a portfolio of obligations with a higher number—a longer duration—will be more volatile in response to changes in interest rates.

Computations of duration for a specific debt obligation or for a portfolio of debt obligations will vary depending upon various factors, including the assumptions employed in performing the computations. Because duration figures are estimates, the actual changes in market values of specific debt obligations or portfolios of obligations may be different from the estimated changes in valuations based upon durations computed for the obligations or portfolios of obligations.

Lower-Quality Debt Obligations

Each of the Funds may purchase debt obligations which are of lower-quality at the time of purchase or which, due to issuer default or credit ratings downgrades, are determined subsequent to purchase to be of lower-quality. Under normal conditions, Municipal Managed Account Fund may invest a significant portion of its portfolio in such lower-quality debt obligations.

For these purposes, “lower-quality” debt obligations include debt obligations rated below Baa by Moody’s or BBB by S&P, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations’ investment merits, which could depress the Fund’s net asset value and reduce the Fund’s overall investment performance. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund’s ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg’s research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

The Funds may also invest from time to time in unrated obligations, and Municipal Managed Account Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment’s actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities

Mortgage-Backed Securities. Each of the Funds may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see “Structured Finance Arrangements - Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

Interests in pools of mortgage-backed securities differ from other forms of debt obligations. Whereas other forms of debt obligations normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, mortgage-backed securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association (“Ginnie Mae”). Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the U.S. Department of Veteran Affairs or the Farmers Home Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae is a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government. Freddie Mac is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

In September 2008, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship overseen by the Federal Housing Finance Authority. That arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the purchase of United States Treasury stock, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee. There is also an ongoing debate among federal policy makers regarding whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether.

Mortgage Pass-Through Securities. Emerging Markets Fund may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards, if any. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Asset-Backed Securities. Emerging Markets Fund may invest in asset-backed securities.

The securitization techniques used to develop mortgage-backed securities (see “Mortgage-Backed Securities” and “Mortgage Pass-Through Securities” above) are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to the CMO pattern (see “Structured Finance Arrangements -- Collateralized Mortgage Obligations” below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

One example of this type of asset-backed security is a Certificate of Automobile Receivables (“CARS”). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Emerging Markets Managed Account Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 (the “1933 Act”) may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund’s investment objectives, policies and quality standards, Thornburg may consider investing on behalf of a Fund in such new types of investments.

Municipal Obligations

Each Fund may invest in municipal obligations. As discussed in the Prospectus, Municipal Managed Account Fund may invest up to 80 percent of its portfolio in municipal obligations rated below Baa by Moody’s or BBB by S&P, and unrated municipal obligations judged by Thornburg to be of equivalent quality. Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term “municipal obligations” for this discussion if the interest paid thereon is exempt from federal income tax.

Municipal obligations are generally classified as municipal bonds or municipal notes. A municipal bond typically has a maturity of more than one year and is issued by a state, city or local authority to meet longer-term capital needs. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. In contrast to municipal bonds, municipal notes typically have a maturity of one year or less and are issued by states, cities and local authorities to provide for short-term capital needs, often as an interim step in anticipation of the municipality receiving future revenue.

At times, a significant portion of the Municipal Managed Account Fund’s assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if the Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if the Fund has invested in municipal obligations originating in a specific state, then adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations and may adversely affect the value of a Fund’s portfolio. In addition, the Municipal Managed Account Fund could be compelled to reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the approval of its shareholders. Although the interest received from municipal securities generally is exempt from federal income tax, the Municipal Managed Account Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax (See “Additional Matters Respecting Taxes; Municipal Managed Account Fund - Income Dividends” below for more information).

Auction Rate Securities. An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

Fixed Rate Demand Obligations. A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The “demand” feature permits the holder to demand payment of principal and interest prior to the instrument’s final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. Municipal Managed Account Fund may invest in fixed rate municipal demand instruments of any credit quality.

 Floating Rate and Variable Rate Demand Obligations. Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets the Fund’s investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

Mortgage-Backed Municipal Obligations. Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above.

Municipal Leases. A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer’s taxing power is pledged, these lease obligations are typically backed by the issuer’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an “event of nonappropriation”); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer’s general credit is adequate; and (v) such other factors concerning credit quality or the Fund’s legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

Tender Option Bonds. Each of the Funds may invest in tender option bonds. Tender option bonds are created when the owner or owners of one or more fixed rate municipal obligations sell or transfer those obligations to a trust that is sponsored by a broker-dealer or other third party. The trust then issues two new securities, each of which represents a beneficial interest in the trust. One of these securities is a short-term, floating-rate security, sometimes referred to as a “senior certificate” or a “floater.” The interest rate on the senior certificate is initially set at a level that is lower than the interest rate on the underlying municipal obligation(s), and resets periodically based on the movement of a short-term benchmark interest rate. The senior certificates also have a demand feature which permits the security holder to put the security back to the trust after a specified notice period. In that event the security holder is entitled to receive the principal amount of the senior certificate plus accrued interest. Those amounts are paid by either the sponsor of the trust or by a third party that acts as a liquidity provider for the trust. The other security issued by the trust is a long-term, floating-rate security, sometimes referred to as a “residual interest” or an “inverse floater.” The residual interests pay an interest rate equal to the interest that is paid on the underlying municipal obligation(s) less the interest that was paid to the holders of the senior certificates and less any expenses of the trust. Unlike the senior certificates, the residual interest securities do not have a put feature. Upon maturity of the underlying municipal obligation(s) or another event which causes the termination or liquidation of the trust, holders of the senior certificates are generally entitled to receive the principal amount of their security plus a portion of any gains in the market value of the underlying municipal obligations, while holders of the residual interest are generally entitled to receive whatever amounts remain in trust after payment to the senior certificate holders and payment of trust expenses.

The senior certificates are sold to third parties, which may include the Funds, in a private placement transaction. Because the senior certificates have first priority to the cash flows from the underlying municipal obligation(s), and because the holders of senior certificates have a right to put those securities back to the trustee or to a third party liquidity facility, investments in senior securities are generally perceived as involving less interest rate, credit, and market risk than investments in the residual interests. Investors in senior certificates are, however, exposed to the risk that the trust sponsor or third party liquidity facility fails to meet its contractual obligation to buy back the security when the investor exercises its put option.

The residual interests are issued to the person(s) that transferred the municipal obligation(s) to the trust. The residual interest holders also receive the proceeds from the sale of the senior certificates, less certain transaction costs and trustee fees. Risks associated with an investment in residual interests include the risks associated with an investment in the underlying municipal obligations, and the risk that increases in short-term interest rates will increase interest payments to the senior certificate holders and therefore reduce interest payments to the residual interest holders. Investments in residual interests also typically involve leverage, which may magnify an investor’s losses.

Structured Finance Arrangements

Collateralized Mortgage Obligations (“CMOs”). Emerging Markets Managed Account Fund may invest in CMOs.

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds. Proceeds of the offering are used to purchase mortgage pass-through certificates (the “collateral”). The collateral is pledged to a third party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C bond currently being paid off. Once the Series A, B, and C bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

Emerging Markets Managed Account Fund may also invest in CMOs issued by Freddie Mac. Like other CMOs, Freddie Mac CMOs are issued in multiple classes having different maturity dates. Freddie Mac CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Payments of principal and interest on the CMOs are typically made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of the Federal Housing Administration prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of Freddie Mac’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements. Emerging Markets Managed Account Fund may also invest in other types of structured finance arrangements besides CMOs.

Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and similarly structured securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations (“CDOs”).

The cashflows from a CDO’s trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars” below. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. Emerging Markets Managed Account Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which Emerging Markets Managed Account Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid investments. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

U.S. Government Obligations

Each of the Funds may invest in obligations of the U.S. Government. In the case of the Municipal Managed Account Fund, its investment in U.S. Government Obligations is permitted as part of the Fund’s temporary investments in taxable securities (see “Other Investments and Investment Techniques - Temporary Investments” below).

U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by, and acting as instrumentalities of, the U.S. government and established under the authority granted by Congress, including, but not limited to, Ginnie Mae, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and Fannie Mae. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. All U.S. Government Obligations are subject to the same risks affecting other debt obligations. Even if a U.S. Government Obligation is backed by the full faith and credit of the U.S. Treasury, it is possible that the U.S. government may be unable or unwilling to repay principal and interest when due, and may require that the terms for payment be renegotiated.

One specific type of U.S. Government Obligation is a Treasury Inflation Protected Security (“TIPS”). TIPS are debt obligations issued by the U.S. Treasury which are intended to protect investors from the negative effects of inflation. The principal value of the TIPS is periodically adjusted according to the rate of inflation, as measured by changes in the Consumer Price Index. Interest on TIPS is paid semi-annually as a fixed percentage of the inflation-adjusted principal amount. Typically, the interest rate on TIPS is lower than the interest rate paid on other U.S. Government Obligations of the same maturity.

Zero Coupon Bonds and “Stripped” Securities

Each of the Funds may purchase zero coupon bonds, including stripped securities.

Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

A “stripped” security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a “principal only” or “P/O” security, while the interest component is often referred to as an “income only” or “I/O” security.

Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Investing in Equity Securities

Equity securities represent an ownership interest in the entity issuing the security. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. The values of equity securities fluctuate significantly in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. When equity securities held in short position by a Fund increase in value, the Fund may experience a loss, as described in “Short Sales,” below.

The following discussion contains additional detail about equity securities, including some of the specific types of equity securities in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of equity securities. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign equity securities.

Closed End Funds

Each of the Emerging Markets Managed Account Fund and Municipal Managed Account Fund may invest in the shares of closed end funds, including closed end funds which have elected to be treated as business development companies under the Investment Company Act of 1940 (the “1940 Act”). Municipal Managed Account Fund’s investment in the shares of closed end funds is limited to those closed end funds that invest in municipal obligations and distribute income that the Fund is permitted to designate as exempt interest dividends.

Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see “Exchange Traded Funds” below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund’s shares often diverge to a greater extent from the net asset value of the fund’s underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if a Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund’s expenses in addition to the expenses of the Fund.

Convertible Securities

Emerging Markets Fund may invest in convertible debt obligations, and may also invest in convertible preferred equity securities.

Convertible debt obligations may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that a Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

As with convertible debt, a convertible preferred equity security may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock. The market value of the convertible preferred equity security typically varies in accordance with the market value of the underlying common stock and, accordingly, is subject to the same risks affecting the underlying common stock.

Exchange Traded Funds

Each of the Emerging Markets Managed Account Fund, and Municipal Managed Account Fund and may invest in the shares of exchange traded funds (“ETFs”). Municipal Managed Account Fund’s investment in the shares of ETFs is limited to those ETFs that invest in municipal obligations and distribute income that the Fund is permitted to designate as exempt interest dividends.

ETFs are investment companies that invest in various securities and financial assets. ETFs are created either to provide investment results corresponding to a securities index, or are actively managed in a manner corresponding more closely to a traditional mutual fund. ETFs are typically available to investors as units of beneficial interest in a trust, and are purchased and sold on an exchange in the same way as common stocks. The values of ETF shares increase and decline as the values of the ETF’s component securities and other investments fluctuate with the market changes, and usually trade in a relatively narrow range relative to the net asset value of its underlying portfolio investments because the structure of an ETF permits certain major market participants to redeem shares of the ETF for a “basket” of the ETF’s underlying investments. Shares in an ETF held by a Fund are consequently subject to the same general market risks that affect the underlying investments by the ETF, except that a Fund’s investments in an ETF may not exactly match the performance of any specific index (and may not perform as well as any specific index) because of differences between the ETF’s investments and the index or other factors. In addition, each ETF incurs its own operating expenses, so that if a Fund invests in an ETF, shareholders of the Fund bear the ETF’s expenses in addition to the expenses of the Fund.

From time to time the Emerging Markets Managed Account Fund may take short positions in leveraged ETFs. Leveraged ETFs are ETFs that use derivatives instruments or other investment techniques to try to generate returns that exceed the returns of their underlying portfolio investments. The use of leverage by ETFs tends to exaggerate the effect of any increase or decrease in the value of the ETF’s underlying investments and may, therefore, cause the value of the ETF’s shares to be more volatile than if the ETF did not use leverage.

Information Technology Securities

Emerging Markets Managed Account Fund may invest in common stock or other equity securities of information technology companies. Because the information technology sector is often subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, and developments in emerging wireless transmission technologies, the stock prices of companies in the sector may be more volatile than the overall market. Compared to companies in other sectors, information technology companies may also face more intense competition, be more dependent on consumer and business acceptance and compatibility with other products as new technologies evolve and older products become obsolete, and may be more heavily dependent on intellectual property rights, the impairment or inability to enforce those rights, and regulatory approval for protection of patents. These factors are likely to be even more significant for smaller, less-seasoned information technology companies, which may have more limited personnel, financial resources, and product lines.

Initial Public Offerings

Emerging Markets Managed Account Fund may invest in common stock or other equity securities offered through initial public offerings (“IPOs”).

An IPO is an issuer’s first offering of equity securities to the public. The issuer of IPO securities may have a limited operating history, and limited information about the issuer may be available to potential purchasers. Accordingly, the market for IPO securities may be more volatile and involve greater risk of loss than investments in the equity securities of more established companies. At times the Fund may sell its investment in IPO securities shortly after the Fund purchased those securities, which may result in increased transaction costs for the Fund. There can be no assurance that the Fund will have access to profitable IPOs and, as the Fund’s assets grow, any positive impact of IPO investments on the Fund’s performance likely will decline.

Investments in the Equity Securities of Smaller Companies

Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Limited Partnership Interests

Emerging Markets Managed Account Fund may invest in interests issued by limited partnerships and master limited partnerships (“MLPs”). MLPs are business enterprises in which ownership interests are publicly traded, and which typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments. Ownership interests in limited partnerships other than MLPs may not be publicly traded, which may decrease the liquidity of those investments. Investments in MLPs and other limited partnerships are subject to the risks associated with equity investments generally and to the risks associated with the specific industry or industries in which the partnership operates. Investments in MLPs and other limited partnerships are also subject to certain additional risks when compared to investments in corporations, including certain tax risks, a more limited ability for investors to elect or remove the issuer’s management, and more limited voting rights for investors.

Preferred Stock

Emerging Markets Managed Account Fund may invest in preferred stock.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stock dividends are generally fixed in advance, but the issuing company may not be required to pay a dividend if, for example, it lacks the financial ability to do so. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

REITs and Other Real Estate-Related Instruments

Emerging Markets Managed Account Fund may invest in real estate investment trusts (“REITS”).

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of the Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Short Sales

Emerging Markets Managed Account Fund may enter into short sales with respect to an investment that Thornburg believes to be overvalued or to hedge against the Fund’s long exposures. The Fund may engage in short selling with respect to any of the securities in which the Fund is permitted to invest, including domestic and foreign equity securities and debt obligations.

In a short sale, the Fund borrows a security from a lender and then sells that borrowed security to another party. In order to complete the short sale, the Fund must return the borrowed security to the lender, which the Fund normally does by purchasing that security on the open market and delivering it to the lender. The Fund will realize a gain if the price of the security declines between the date the Fund borrowed the security and the date the Fund purchased the security to replace the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The Fund is required to pay to the lender amounts equal to any dividend or interest which accrues on the borrowed security during the period of the loan. The Fund may also be required to pay a premium, fee, or other amount to the lender in exchange for borrowing the security.

Although the Fund hopes to profit from its short sales, short sales may include risks that are different than, and in some respects may exceed, the Fund’s long investments. Because there is no limitation on the amount to which the price of a security may increase between the date that the Fund borrows it from the lender and the date that the Fund must purchase the security on the open market to deliver it to the lender, the losses that the Fund incurs from a short sale are potentially limitless. In contrast, the losses that the Fund may realize on its long positions cannot exceed the total amount of the Fund’s investments in those positions. The lender in a short sale transaction may have a right to require the Fund to return the borrowed securities earlier than scheduled, in which case the Fund may have to purchase the securities on the open market at a time when the securities’ prices are unfavorable. To the extent the Fund is required to deliver collateral to the lender in response to declines in the value of the Fund’s short positions, the Fund may have to sell other securities in its portfolio to meet those collateral requirements. Such sales may not be at favorable prices, or may impede the pursuit of the Fund’s investment strategy.

When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio. The use of leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s underlying investments, and may, therefore, cause the Fund’s share price to be more volatile.

Warrants and Rights

Subject to certain limitations, as described in “Investment Limitations” below, the Emerging Markets Managed Account Fund may invest in warrants and similar rights. A warrant represents an option to purchase a stated number of shares of common stock of an issuer at a specified price during a specified period of time. The prices of warrants will not always correlate with the prices of the underlying shares of stock. In addition to the risks relating to the underlying stock, the purchase of warrants involves the risk that the effective price paid for the warrant, when added to the subscription price of the underlying stock, will exceed the market price of the underlying stock. Rights represent a preemptive right to purchase additional shares of an issuer’s common stock at the time of a new offering of those shares, thereby permitting the rights holder to retain the same ownership percentage after the new offering.

Investing in Foreign Debt Obligations and Foreign Equity Securities

The Emerging Markets Managed Account Fund may make investments in foreign debt obligations or foreign equity securities. The Fund invests primarily in foreign securities.

 The Fund’s investment in a foreign debt obligation or foreign equity security typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which a Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Depositary Receipts

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. The Fund’s investments in depositary receipts evidencing ownership in shares of an emerging market issuer will be deemed to be an investment in that emerging market country issuer for purposes of the Fund’s investment policies and restrictions.

Certain depositary receipts in which a Fund may invest are unsponsored, meaning that the depositary receipt is created and issued without the participation of the foreign issuer whose stock underlies the depositary receipt. The financial institution that issues an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights, and accordingly the holder of an unsponsored depositary receipt may not have as much current information concerning the foreign issuer as the holder of sponsored depositary receipt.

Emerging Markets

The considerations noted above generally are intensified for investments in emerging markets, potentially including investments in issuers which are not domiciled in an emerging market but which have reference to a significant percentage of their business in emerging markets. Emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Foreign Currency Transactions

The Emerging Markets Managed Account Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled “Investing in Derivative Instruments - Foreign Currency Transactions,” “Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies,” “Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies,” and “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps.”

Investing in Derivative Instruments

A derivative instrument or derivatives transaction is a financial contract the value of which depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

A Fund’s investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See “Taxes.” A Fund’s investment in derivative instruments may also be limited to the extent Thornburg intends to continue to claim exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act. See “Commodity Exchange Act Registration Exemption.”

The U.S. Securities and Exchange Commission (the “SEC”) has adopted rule 18f-4 of the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, and in connection with the adoption of that rule, the SEC rescinded and withdrew certain previous guidance of the SEC and its staff regarding the use of asset segregation and cover transactions as a means to reduce the potential that a fund’s use of derivatives may constitute the issuance of “senior securities” by the fund. Rule 18f-4 requires a fund that enters into derivatives and certain other transactions which create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) to be subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the fund qualifies as a “limited derivatives user,” as defined in the rule. Under rule 18f-4, when a Fund trades reverse repurchase agreements or similar financing transactions it needs to aggregate the amount of indebtedness associated with those investments with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions, including certain tender option bonds, aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not.

The Trust has adopted written policies and procedures to manage the derivatives risks of the Funds and comply with the requirements of rule 18f-4. Each Fund is currently classified as a limited derivatives user under rule 18f-4. As a limited derivatives user, each Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. The Funds may exclude from treating as a derivative certain currency or interest rate derivatives that are not used for investment purposes but are instead are entered into and maintained by the fund for hedging purposes; and the notional amounts of such derivatives do not exceed the value of the hedged investments by more than 10%. Each Fund’s limit on its derivatives exposure of 10% of its net assets is not fundamental and may be changed by the Fund without a shareholder vote. If a Fund were to no longer be classified as a limited derivatives user, the more extensive requirements of rule 18f-4 which would then apply to the Fund may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies, and may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments. You should also read the Prospectus for more information about derivative instruments and their risks.

Combined Positions

Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see “Forward Contracts”, “Futures Contracts” and “Options” below) and may also purchase and sell such forward contracts, futures contracts and options in combination with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Eurodollar Instruments

Emerging Markets Managed Account Fund may make investments in Eurodollar instruments.

Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

The U.K.’s Financial Conduct Authority, which regulates LIBOR, has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The ICE Benchmark Administration Limited, the administrator of LIBOR, has ceased publishing certain LIBOR rates on December 31, 2021, and is expected to cease publishing the remaining LIBOR rates on June 30, 2023. While there remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate, alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

 Foreign Currency Transactions

Emerging Markets Managed Account Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

Conversions on a Spot Basis. The Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Currency Forward Contracts. A currency forward contract is a privately negotiated obligation to purchase or sell a specific currency at a specific future date, at a price set at the time of the contract. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

In those instances when the Fund enters into a forward currency contract, it typically does so for portfolio hedging purposes. In that regard, the Fund may enter into a forward contract to sell a foreign currency in which certain of its portfolio investments are denominated as a strategy to reduce the risk that a decline in the value of the foreign currency relative to the U.S. dollar will diminish the value of the portfolio investments denominated in that foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. The Fund could use a similar hedging strategy in an “indirect hedge” with respect to securities holdings that are denominated in U.S. dollars or another currency, but which conduct a substantial amount of business in a given foreign currency and are consequently exposed to a risk that the value of that foreign currency will decline relative to the U.S. dollar or other currency in which the holding is denominated. The Funds do not enter into hedging transactions in all instances when it might be desirable to do so, and any Fund may be exposed to currency risk some or most of the time without any hedging position for purposes of reducing that risk.

A Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a “cross hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

In another circumstance, a Fund that has agreed to buy or sell a security denominated in a foreign currency may seek to “lock in” the U.S. dollar price of the security by entering into a forward contract to buy or sell the relevant foreign currency for a fixed amount of U.S. dollars. This technique, sometimes referred to as a “settlement hedge” or “transaction hedge,” is intended to protect a Fund against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. A Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See “Futures Contracts,” below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country’s own economy.

Successful use of currency management strategies will depend on Thornburg’s skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency’s value rose at a time when Thornburg had hedged a Fund’s exposure by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency’s appreciation. If Thornburg hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that Thornburg’s use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts

The Emerging Markets Managed Account Fund and Municipal Managed Account Fund may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

Liquidity of Futures Contracts. Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund’s access to other assets that it has deposited to cover its futures positions also could be impaired.

Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant (“FCM”) as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily “variation margin” payments as required during the term of the contract in order settle the change in the contract’s value on a daily basis (a process known as “marking to market”). Segregated assets may consist of cash, cash equivalents, high grade liquid debt obligations, or other assets agreed to by the parties to the futures contract. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund.

Correlation of Price Changes. Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund’s other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts (see “Currency Forward Contracts” above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to futures relating to other securities or indices. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Indexed Securities

The Emerging Markets Managed Account Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.

Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Options

The Emerging Markets Managed Account Fund and Municipal Managed Account Fund may purchase or write put and call options to hedge against anticipated interest rate or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed exercise or “strike” price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific equity securities or debt obligations, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument’s price does not rise sufficiently to offset the buyer’s cost of purchasing the option and transaction costs.

The purchase of options increases a Fund’s costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs. Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in a Fund’s net asset value being more sensitive to changes in the instruments underlying the options.

An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

Writing Put and Call Options. When a Fund sells or “writes” a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund, as writer of such an option, would be obligated to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund would be required to make margin payments to cover the Fund’s potential obligation to pay the strike price if the other party chooses to exercise the option. A Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, a Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument. At the same time, a Fund which writes an option must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, a Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

Exchange-Traded Options. Options may be traded on exchanges, or may be traded “over-the-counter” (see discussion of “OTC Options” below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to a Fund to tailor an option to its needs, “OTC” options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments will be subject to each Fund’s limitation on investments in illiquid instruments. See “Illiquid Investments” below.

Liquidity of Options. Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

Options Relating to Foreign Currencies. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options are similar to options relating to other securities or indices. A Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If a Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

Options on Indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Structured Notes

The Emerging Markets Managed Account Fund may invest in structured notes.

Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars

The Emerging Markets Managed Account Fund and Municipal Managed Account Fund may enter into swap agreements and related caps, floors and collars. Neither of the Funds are limited to any particular form of swap agreement, provided that Thornburg determines that the agreement it is consistent with the Fund’s investment objective and policies.

Swap agreements involve the exchange by a Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Credit Default Swaps. A credit default swap is a credit derivative in which two parties enter into an agreement to transfer the credit exposure of fixed income securities. The buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.

Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Total Return Swaps. A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

Caps, Floors and Collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

Other Investments, Investment Techniques and Other Risks

The following contains additional detail about certain other investments a Fund may make and certain other risks to which a Fund may be subject.

Consideration of Environmental, Social and Governance (“ESG”) Characteristics

When evaluating a potential investment opportunity, each of the Funds may consider the issuer’s ESG characteristics. Thornburg defines a significant ESG characteristic as one which may materially affect an issuer’s risk and return profile and, accordingly, the issuer’s long-term investment performance. In this way, Thornburg’s consideration of ESG characteristics is no different than its consideration of more traditional financial metrics or other factors which may affect the risks and returns of a Fund’s investments. The specific ESG characteristics which Thornburg determines to be significant will vary over time and among different financial sectors and industries, but will generally include environmental, social capital, human capital, business model and innovation, and leadership and governance characteristics. Examples of potentially significant environmental characteristics include: greenhouse gas emissions; air quality; energy management; water and wastewater management; waste and hazardous materials management; and ecological impacts. Examples of potentially significant social capital characteristics include: human rights and community relations; customer privacy; data security; access & affordability; product quality and safety; customer welfare; and selling practice and product labeling. Examples of potentially significant human capital characteristics include: labor practices; employee health & safety; and employee engagement, diversity and inclusion. Examples of potentially significant business model and innovation characteristics include: product design and lifecycle management; business model resilience; supply chain management; materials sourcing and efficiency; and the physical impacts of climate change. Examples of potentially significant leadership and governance characteristics include: business ethics; competitive behavior; management of the legal and regulatory environment; critical risk management; and systemic risk management.

While Thornburg makes its own judgments about the ESG characteristics of each Fund’s investments, Thornburg’s approach may be informed by third party data and other research tools, including consideration of the list of material ESG factors established by the Sustainability Accounting Standards Board.

There are no universally agreed upon objective standards for assessing ESG characteristics, and they can vary over different periods and evolve over time. Certain ESG characteristics are subjective and can be difficult to analyze, and the evaluation of ESG characteristics frequently involves assessing various risks relating to the financial stability and sustainability of an investment, and ESG characteristics may not always be reflected in third party data. ESG characteristics may also be difficult to apply consistently across regions, countries, industries, or sectors. Given the absence of generally accepted criteria, investors and others may disagree as what constitutes a significant ESG characteristic, or may otherwise assign a greater or lesser emphasis than Thornburg to a particular ESG characteristic. In addition, there may be situations where Thornburg determines that an issuer has been identified by Thornburg as having both positive and negative ESG characteristics. For example, an issuer may extract or use fossil fuels in a manner which may contribute to negative environmental outcomes, but that same issuer is making investments to prepare for a transition to cleaner sources of energy. In those instances, Thornburg may consider as part of its investment analysis how both the positive and negative ESG characteristics are likely to affect the issuer’s long-term investment performance.

Cash Management

The Emerging Markets Managed Account Fund and Municipal Managed Fund each may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00. The Capital Management Fund seeks current income consistent with liquidity management and safety of capital. To pursue that investment objective, the Capital Management Fund invests principally in short-term obligations which are determined by Thornburg to be of high quality including, but not limited to, obligations issued by U.S. and foreign companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states, and municipalities, and international organizations such as the World Bank and the International Monetary Fund, and repurchase agreements based on those obligations. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund. Those indirect expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Certificates of Deposit

The Emerging Markets Managed Account Fund and Municipal Managed Fund may under certain circumstances purchase bank certificates of deposit. The Municipal Managed Account Fund may invest in certificates of deposit of domestic banks with assets of $1 billion or more as part of the Fund’s permitted “temporary investments” (see “Temporary Investments” below). The Emerging Markets Managed Account Fund may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks.

Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See “Foreign Investments” above).

Cyber Security Risks

As the use of technology has become more prevalent, the Funds and their service providers have become potentially more susceptible to intentional and unintentional cyber events including, but not limited to: computer processing errors; malfunctions, disruptions, or failures in computer systems or other technologies; computer viruses; the theft or corruption of electronic data; unauthorized access to digital systems; and cyber attacks that shut down, disable or otherwise disrupt business operations. These events may adversely affect the Funds or their shareholders, causing disruptions in business operations and potentially resulting in financial losses. For example, a cyber attack against the computer systems of the Funds or their service providers may interfere with the ability to process Fund shareholder transactions or to calculate a Fund’s net asset value, impede trading activity by the Funds, result in the release or misappropriation of confidential information about the Funds or their shareholders, or subject the Funds to regulatory fines or penalties and to other, additional costs (including increased costs to remediate the effects of the attack or to develop additional systems to prevent other similar attacks). While the Funds and Thornburg have established procedures and systems to seek to prevent and mitigate the risks associated with cyber events, and while Thornburg seeks to determine that other third party service providers for the Funds have established such procedures and systems, there are inherent limitations in the ability of such procedures and systems to identify all potential cyber events or to completely prevent or mitigate the occurrence or effects of those events. Additionally, cyber events affecting the electronic systems of the Funds’ trading counterparties, issuers in which the Funds invest, or securities markets and exchanges may also result in financial losses for the Funds or their shareholders.

Dollar Roll Transactions

The Emerging Markets Managed Account Fund may enter into “dollar roll” transactions.

Dollar roll transactions consist of the sale by the Fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the borrowing Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds’ investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund’s rights and obligations relating to the investment).

Investments currently considered by Thornburg to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody’s or S&P and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Based on its ongoing review of the trading markets and other factors affecting the Funds’ investments, Thornburg may determine from time to time that other investments are illiquid, including certain types of restricted securities, mortgage-backed securities and asset-backed securities, emerging market securities, or derivative instruments. With respect to any over-the-counter options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures approved by the Trustees.

Each Fund is limited from investing more than a certain percentage of its net assets in illiquid investments. Please see “Investment Restrictions” below for a discussion of the specific limitations applicable to each Fund’s investment in illiquid investments. If through a change in values, net assets, or other circumstances, a Fund were in a position where the percentage of its portfolio comprised of illiquid investments exceeded that Fund’s percentage investment restriction on investment in illiquid investments, the Fund would seek to take appropriate steps to protect liquidity.

Repurchase Agreements

Each Fund may enter into repurchase agreements. The Municipal Managed Account Fund may only enter into repurchase agreements with respect to taxable securities constituting “temporary investments” in the Fund’s portfolio (see “Temporary Investments” herein), and will not enter into a repurchase agreement if, as a result, more than 5% of the value of the Fund’s net assets would be invested in repurchase agreements.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

A repurchase agreement may be viewed as a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See “Illiquid Investments” above.

Reverse Repurchase Agreements

The Emerging Markets Managed Account Fund and Municipal Managed Account Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds’ assets and may be viewed as a form of leverage.

Securities Lending

The Emerging Markets Managed Account Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg’s judgment, the consideration to be earned from such loans would justify the risk.

Thornburg understands that it is the current view of the SEC Staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments

Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idle funds, or to afford liquidity.

In particular, the Municipal Managed Account Fund has reserved the right to invest up to 20% of its assets in “temporary investments” in taxable securities that would produce interest not exempt from federal income tax. See “Taxes.” These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody’s or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into by the Municipal Managed Account Fund only with dealers, domestic banks or recognized financial institutions that, in Thornburg’s opinion, represent minimal credit risk. Investments in repurchase agreements are limited to 5% of the Municipal Managed Account Fund’s net assets. Temporary taxable investments may exceed 20% of a Fund’s assets when made for defensive purposes during periods of abnormal market conditions.

When-Issued Securities

Each Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days, though the settlement cycles for some when-issued transactions are longer. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. Additionally, purchasing securities on a when-issued or delayed delivery basis involves the risks that the security will never be issued or that the other party to the transaction will not meet its obligation, in which events the Fund may lose any gain in that security’s price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. Pursuant to current SEC guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Fund intends to settle the transaction physically and the transaction settles within 35 days. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION

In connection with its management of the Trust, Thornburg has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act, as amended (the “CEA”) and, therefore, neither Thornburg nor the Trust is currently subject to registration or regulation as a commodity pool operator under the CEA. The U.S. Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the CEA that reduce the ability of certain regulated entities, including registered investment companies and their investment advisors, to claim the exclusion from the definition of the term “commodity pool operator.” Among other requirements, the CFTC’s amendments impose limitations on the use of certain derivative instruments, including certain types of commodity futures contracts, commodity options contracts, and swaps, by entities seeking to rely on Rule 4.5. Thornburg currently intends to manage the Funds’ assets in a manner which is consistent with the limitations imposed by Rule 4.5. To the extent Thornburg or the Funds became no longer eligible to claim an exclusion from the definition of the term “commodity pool operator,” then Thornburg or some or all of the Funds may become subject to registration and regulation under the CEA. Such regulation may have an adverse effect on Thornburg’s ability to manage the Funds, may impair the ability of the Funds to achieve their investment objective(s), and may result in higher operating expenses for the Funds and reduced investment returns to Fund investors.

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. For those policies and limitations which can only be changed by a majority of a Fund’s outstanding voting shares, the term “majority” means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the Fund’s outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund.

Emerging Markets Managed Account Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Emerging Markets Managed Account Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Emerging Markets Managed Account Fund may not:

(1)           issue senior securities, except as permitted under the 1940 Act;

(2)           borrow money, except in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3)           underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of portfolio securities);

(4)           purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other investment that was backed by real estate);

(5)           purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts and other derivative instruments or from investing in securities or other instruments backed by physical commodities);

(6)           lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements; or

(7)           invest more than 25% of its total assets in any one industry.

The limitation described in item 7 above only applies to investments in a particular industry, and would not apply to an investment by the Fund in a group of industries or in a particular economic sector, such as the utilities, hospital and healthcare facilities, or industrial development sectors.

The following investment limitations are not fundamental and may be changed without shareholder approval; provided that the first investment limitation listed below may only be changed to the extent that the Fund’s Trustees provide 60 days’ prior written notice of the change to the Fund’s shareholders:

(i)            The Fund will invest at least 80% of its assets (which, for this purpose, refers to the net assets of the Fund plus the amount of any borrowings) in emerging market issuers, as defined in the Fund’s Prospectus;

(ii)           The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii)          The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iv)          The Fund may borrow money only (a) from a bank (as defined in Section 2(a)(5) of the 1940 Act) or (b) by engaging in reverse repurchase agreements, to the extent such agreements may be deemed to be a borrowing under the 1940 Act. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v)           The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments. For this purpose, an “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

(vi)          The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Municipal Managed Account Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Municipal Managed Account Fund which may not be changed unless approved by a majority of the Fund’s outstanding voting securities. Municipal Managed Account Fund may not:

(1)           Issue senior securities, except as permitted under the 1940 Act;

(2)           Borrow money, except in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3)           Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

(4)           Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate);

(5)           Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or from investing in securities or other instruments backed by physical commodities);

(6)           Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements; or

(7)           Invest more than 25% of its total assets in any one industry.

For purposes of applying the limitation described in item 7 above, issuers of the following securities will not be considered to be members of any industry: securities of the U.S. Government and its agencies and instrumentalities; except as set forth in the following sentence, municipal obligations the income from which is exempt from the regular federal income tax; and repurchase agreements collateralized by such obligations. Notwithstanding the foregoing, to the extent that the income from a municipal obligation is derived principally from the assets and revenues of non-governmental users, the obligation will be deemed to have been issued from the industry of that non-governmental user. The limitation described in item 7 above only applies to investments in a particular industry, and would not apply to an investment by the Fund in a group of industries, in obligations issued by any one state, or in a particular economic sector, such as the utilities, hospital and healthcare facilities, or industrial development sectors. The views and interpretations by the Fund stated in this paragraph may change due to changes in the law or interpretations of the law, including laws pertaining to municipal obligations and the taxability of interest paid on those obligations, and due to other factors.

The following investment limitations are not fundamental and may be changed without shareholder approval; provided that any change to investment limitation (v) below would require action by the Fund’s Trustees and at least 60 days’ prior notice to shareholders:

(i)            The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)           The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iii)          The Fund may borrow money only (a) from a bank (as defined in Section 2(a)(5) of the 1940 Act) or (b) by engaging in reverse repurchase agreements, to the extent such agreements may be deemed to be a borrowing under the 1940 Act. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)          The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments. For this purpose, an “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

(v)          Under normal circumstances, the Fund will invest at least 80% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax.

For purposes of the restriction stated in (v), above, “municipal obligations” are also deemed to include investments in investment companies (such as exchange traded funds and closed end funds) which invest substantially all of their assets in municipal obligations, and other direct and indirect investments in municipal obligations which produce income that the Fund is permitted under the Internal Revenue Code to treat as excludable from gross income for purposes of determining its exempt interest dividends under the Code.

CALCULATION OF PERFORMANCE INFORMATION

Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund’s net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is “annualized” to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. “Cumulative total return” describes total return over a stated period, while “average annual total return” is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

All performance figures are calculated separately for each class of shares of a Fund. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund’s expenses for the period.

Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund’s average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund’s return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund’s maximum public offering price, the return computed by using the Fund’s maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

For the Funds’ investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating the Funds’ yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund’s yield may not equal its distribution rate, the income paid to a shareholder’s account, or the income reported in the Fund’s financial statements.

Yield information may be useful in reviewing a Fund’s performance and in providing a basis for comparison with other investment alternatives. However, each Fund’s yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Total returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s net asset value (“NAV”) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund’s performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund’s maximum sales charge into account. Excluding a Fund’s sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Municipal Managed Account Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity or average duration of the Fund’s portfolio securities relative to the maturities or durations of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund’s share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund’s (or other investments’) net asset value or price and the Fund’s (or other investments’) investment return.

Charts and graphs using the Fund’s net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund’s adjusted NAVs are not adjusted for sales charges, if any.

The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week’s adjusted closing NAV or total return for a specified period. A short-term moving average NAV is the average of each day’s adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

Each Fund’s performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (“Lipper”), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund’s performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund’s performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

Each Fund may be compared in advertising to Certificates of Deposit (“CDs”) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder’s principal or return, and Fund shares are not FDIC insured.

Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number and CUSIP number, and discuss or quote its current portfolio manager.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund’s historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

Momentum indicators show a Fund’s price movements over specific periods of time. Each point on the momentum indicator represents the Fund’s percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

Market Indices Information

The benchmark indices described in the Prospectus are products of third party index providers. Data respecting those benchmark indices are the property of those third party providers and have been licensed for use by the Funds. The Funds accept no liability for any errors or omissions relating to the benchmark index data, and the third party providers accept no liability for the use of those data by the Funds. The following additional disclaimers relate to certain of the benchmark indices.

ICE BofA

Source ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATAANDANYDATAINCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND THORNBURG INVESTMENT TRUST OR ANY OF ITS PRODUCTS OR SERVICES.

MSCI

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

ADDITIONAL MATTERS RESPECTING TAXES

The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Managed Account Fund are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. In particular, this discussion addresses aspects of investment by persons who are not individuals only in a very limited manner.

This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations issued thereunder and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to changes, which changes may be retroactive.

Elections by the Funds – Subchapter M

Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year when a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on net investment income and net capital gains which are timely distributed to its shareholders.

If in any year a Fund fails to qualify for the treatment afforded by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund’s earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders’ respective bases in their shares. Further distributions would be treated as amounts received on a sale or property. In any year a Fund qualifies as a regulated investment company but fails to distribute all of its net investment income and net capital gains, the Fund is subject to taxes on the undistributed portion of its net income and capital gains. Although each Fund intends to distribute all of its net income currently and any capital gains annually, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding

Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with their taxpayer identification number, (ii) the Fund is notified that the shareholder’s number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding. The backup withholding tax rate on distributions is currently 28%.

Certain shareholders specified in the Code are exempt from the backup withholding noted in the preceding paragraph. A Fund may be required to obtain certain information from a shareholder to identify that shareholder’s status as a person exempt from backup withholding. Persons exempt from the backup withholding noted in the preceding paragraph may under certain circumstances still be subject to other types of federal income tax withholding. Shareholders should consult their tax advisors for more information.

Distributions by Investment Companies - In General

Distributions of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Certain exempt interest dividends are exempt from federal and certain states’ income taxes, as described below under “Municipal Managed Account Fund - Income Dividends.” Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

A person seeking to invest in shares of a Fund through a taxable account should consider a Fund’s unrealized gains and losses, and any capital loss carryforwards, which are disclosed in the annual and semiannual reports to shareholders issued by the Fund. Embedded, unrealized gains, if realized by the Fund upon a sale or other disposition of the investments to which the gains relate, and not offset by realized losses, result in capital gains distributions to all shareholders, including persons who just purchased Fund shares, which may be subject to income tax. Unrealized losses, if realized by the Fund through sales of investments, and capital loss carryforwards from previously realized losses, may offset gains realized by the Fund on sales of appreciated investments, so offsetting the capital gains distributions that otherwise would be made to shareholders.

Pursuant to the American Taxpayer Relief Act of 2012, the maximum federal tax rate for individual taxpayers on long-term capital gains from sales of securities and on certain qualifying dividends on corporate stock issued by domestic corporations and certain “qualified foreign corporations” is 20%. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S. and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies and passive foreign investment companies are not treated as qualified foreign corporations. These rates do not apply to corporate taxpayers. Each Fund will separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund. A shareholder must also satisfy a 60-day holding period requirement with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates imposed on those distributions. Distributions attributable to a Fund’s income from bonds and other debt obligations, dividends from most foreign companies, and distributions by real estate investment trusts or regulated investment companies will not generally qualify for the lower rates. Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a qualifying dividend to be taxed at the rate of tax applicable to ordinary income.

A Fund’s investments in certain derivatives, foreign currency transactions, options, futures contracts, hedging transactions, forward contracts, investments in passive foreign investment companies, and certain other transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, convert capital gain into taxable ordinary income or convert short-term capital losses into long-term capital losses. Engaging in swap transactions also may result in distributions of taxable income or gain to shareholders, and also may cause a Fund to currently recognize income with respect to payments to be received in the future. Certain Fund transactions, including investments in derivative instruments, transactions in foreign currencies or foreign currency-denominated instruments, and hedging activities may produce differences between the Fund’s book and taxable income, and distributions by the Fund may consequently be treated in some instances as returns of capital.

Distributions by a Fund result in a reduction in the net asset value of the Fund’s shares. Should distributions reduce the net asset value below a shareholder’s cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Persons purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Municipal Managed Account Fund-Income Dividends

The Municipal Managed Account Fund intends to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable the Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would be unable to designate Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund’s total assets consists of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), net short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders for federal income tax purposes as ordinary income whether received in cash or additional shares. Distributions of any net long-term capital gains by the Fund will be taxable for federal income tax purposes as long-term capital gains, except that gains attributable to market discount on portfolio investments are characterized as ordinary income. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

Distributions may be subject to different treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Fund, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Fund and the income tax consequences to their shareholders.

The Funds’ counsel, April, Dolan Hickey & Koehler, P.C., has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) their pro rata share of foreign income and similar taxes in computing their taxable income or to use it as a foreign tax credit against their U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to their foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are not held by the Fund or the shareholders, as the case may be, for periods specified in the Code. If a Fund is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Short Sales

If a Fund engages in short selling of securities, the gain or loss on the short sale is generally recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, rather than when the borrowed securities are sold. Short sales may increase the net short-term capital gains realized by a Fund, which would be taxable as ordinary income when distributed to the Fund’s shareholders.

Redemption or Other Disposition of Shares

Upon the sale or exchange of their shares, a shareholder realizes a taxable gain or loss depending upon their basis in the shares. The gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvestment of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund’s shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a regulated investment company, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of the shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment. This provision may be applied to successive acquisitions of shares.

State and Local Taxes

The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

Foreign Account Tax Compliance Act

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA, as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder, depending on the type of payment and shareholder account, on certain payments made from the Fund, including distributions characterized by the Fund as capital gain dividends and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding.

Payments to a Fund shareholder will generally not be subject to FATCA withholding, provided the shareholder provides the Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, documentation or information respecting such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each investor and prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation.

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

When an investor or the investor’s financial intermediary makes an initial investment in shares of a Fund, the Fund’s transfer agent will open an account on the books of the Fund, and the investor or financial intermediary will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial intermediary will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Fund’s transfer agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the transfer agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS, AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. (“Thornburg” or the “advisor”), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds’ respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

The Emerging Markets Managed Account Fund and Municipal Managed Account Fund do not pay any fee to Thornburg for Thornburg’s investment management and related services. With respect to the Emerging Markets Account Fund and Municipal Managed Account Fund only, Thornburg has contractually agreed, irrevocably during the existence of the Funds, to pay, waive or reimburse all other costs and expenses of their operations, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses. Such costs and expenses are accrued daily and deducted before payment of dividends. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees, which will be reimbursed by Thornburg under pursuant to its agreement with the Trust.

The Trust’s Trustees (including a majority of the Trustees who are not “interested persons” within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and will annually consider the renewal of the agreement applicable to each of the Funds. In connection with their general supervision of Thornburg, and as an important element of their annual consideration of a renewal of the Investment Advisory Agreement applicable to each Fund, the Trustees receive and consider reports from Thornburg throughout the year. These reports address a wide variety of topics, including particularly Thornburg’s services to each Fund and its selection of investments of pursuit of each Fund’s investment objectives.

The Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees’ understandings of shareholders’ expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor’s services, and to confirm that the advisor actively and competently pursues the mutual fund’s objectives. The Trustees have further concluded that while mutual fund trustees should determine that a fund’s fees and costs are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors, putting an investment advisory agreement “out to bid” as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund’s objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds’ performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a director and controlling shareholder of Thornburg, and Brian McMahon, Vice Chairman and Trustee of Thornburg Investment Trust, is also a director of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption “Management.”

Proxy Voting Policies

Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the “Policy”) adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security’s value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust’s operations risk oversight committee for direction on the vote or consent to vote on Thornburg’s recommendation.

The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg has engaged Institutional Shareholder Services (“ISS”) to provide these services to Thornburg in connection with voting proxies for each of the Funds. Thornburg may or may not accept recommendations from ISS. Thornburg also may decline to vote in various situations, including cases where an issue is not relevant to the Policy’s voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

Information regarding how proxies were voted is available on or before August 31 of each year for the twelve months ending the preceding June 30. This information is available (i) without charge, upon request by calling the Advisor toll-free at 1-800-847-0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Administrative Services Agreement

Administrative services are provided to the Funds under the Third Restated Administrative Services Agreement between the Trust and Thornburg dated February 1, 2018 (the “Administrative Services Agreement”) which requires Thornburg to perform certain administrative services and engage in activities beyond those specifically required by the Investment Advisory Agreement, and to provide related services. The activities and services to be provided by Thornburg under the Administrative Services Agreement include the administration, monitoring, supervision, performance or direction of certain administrative functions necessary or desirable for the operation of the Funds, generally including: monitoring, supervision and direction of fund accounting and administration, tax accounting and reporting, custodial and transfer agent services, account administration, information technology services, legal services, and other services provided by third parties to the Funds; coordination and management of financial audits; monitoring of financial intermediaries in connection with their provision of non-distribution services to the Funds; supervision and direction of and assistance in the preparation of registration statements and other governmental filings, income and other tax returns, and reports and other communications to shareholders; coordination and supervision of certain portfolio valuation functions; monitoring, supervision and conduct of legal compliance functions; providing personnel necessary to furnish the services required by the Administrative Services Agreement together with the office space and other support necessary for those services; and such other services and activities as the parties may agree from time to time.

Under the Administrative Services Agreement, Thornburg earns a fee for the services that Thornburg provides pursuant to the Administrative Services Agreement. That fee is computed as an annual percentage of the aggregate average daily net assets of all share classes of all Funds described in this Statement of Additional Information, paid monthly, as follows:

Net Assets	Percentage Rate
0 to $20 billion	0.100%
$20 billion to $40 billion	0.075%
$40 billion to $60 billion	0.040%
Over $60 billion	0.030%

together with any applicable sales or similar tax.

No information is provided respecting fees earned by Thornburg under the Administrative Services Agreement for the Funds, because investment operations for the Funds had not yet commenced as of the date of this Statement of Additional Information, no fees have been earned by Thornburg as of the date of this Statement of Additional Information, and with respect to the Emerging Markets Account Fund and Municipal Managed Account Fund, Thornburg has contractually agreed, irrevocably during the existence of the Funds, to waive or reimburse all fees earned by Thornburg under the Administrative Services Agreement.

The Administrative Services Agreement may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically upon assignment. Termination will not affect the service provider’s right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund’s investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally, commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

Thornburg may execute a Fund’s portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds.

The receipt of such research may not reduce Thornburg’s normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

It is Thornburg’s policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are “brokerage or research services” as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg’s investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg’s policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

Increases in brokerage commissions paid by a Fund from year to year are primarily attributable to increases in the number of equity trades placed by the Fund, while decreases in brokerage commissions paid by a Fund from year to year are primarily attributable to decreases in the number of equity trades placed by the Fund. The variance in equity trading activity from year-to-year may reflect a number of factors, including the advisor’s identification of investment opportunities for a Fund, the advisor’s decision to rebalance a Fund’s portfolio in response to actual or anticipated changes in market conditions, equity purchases made in response to shareholder inflows to a Fund, and equity sales made to meet shareholder redemption requests.

Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund’s expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds’ Trustees that the benefits available from Thornburg’s organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

No information on brokerage commissions paid by the Funds or Fund ownership of securities issued by broker dealers is provided because the Funds had not yet commenced investment operations as of the date of this Statement of Additional Information.

Portfolio Turnover Rates

No portfolio turnover figures are provided for the Funds because the Funds had not yet commenced investment operations as of the date of this Statement of Additional Information.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which nonpublic holdings information respecting the Funds’ current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. “Nonpublic Holdings Information” means any information respecting portfolio investments of any Fund (including but not limited to, the identity of the issuer, number of shares, denominations, purchase or sale dates, countries of origin, maturities or duration, credit ratings, currency in which investments are denominated or corresponding hedging positions, or options, futures or other derivative positions) which has not been made publicly available. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds’ portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg’s policies prohibiting securities transactions using material nonpublic information. Neither the Funds nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds’ portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, nonpublic holdings information may be disclosed to specified persons in accordance with the Trust’s policy and procedures for the disclosure of such information. Pursuant to the policy and procedures, nonpublic portfolio holdings information may be disclosed under certain circumstances to: the Trust’s registered independent public accounting firm, independent accounting firms and legal counsel; the Trust’s custodian, subcustodians and securities depositories; valuation and pricing services and agents; financial printing services; mutual fund analysts; securities broker dealers in connection with placing a specific trade in a particular portfolio security; financial consultants to the Funds or investment advisor; certain other specified persons; and persons who are not otherwise specified in the policy in connection with a legitimate business purpose of any Fund and with the approval of the Trust’s chief compliance officer or the chief compliance officer’s designee, the Trustees, or the Trustees’ Governance and Nominating Committee. In any case where nonpublic portfolio holdings information is disclosed to a third party, Thornburg seeks to confirm that the person to whom the disclosure is made is subject to a contractual provision, professional rule or obligation, or undertaking respecting the maintenance of the confidentiality of the nonpublic information. Nonpublic holdings information may also be disclosed to cooperate fully regulatory authorities, subject to laws and regulations respecting disclosure of private or nonpublic information.

As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Funds’ nonpublic portfolio holdings information to the persons noted in the following table. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed.

Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure
Bloomberg L.P.	Daily	None
Empire Valuation Consultants, LLC	Quarterly	None
FactSet Research Systems	Daily	None
ICE Data Services	Daily	None
Electra Information Systems	Daily	None
IHS Markit Ltd.	Daily	None
Institutional Shareholder Services, Inc.	Daily	None
J.P Morgan Pricing Direct Inc.	Daily	None
Kenny S&P Evaluation Services	Daily	None
Kiski Group, Inc.	Daily	None
Bank of America Merrill Lynch	Daily	None
Valuation Research Corporation	Daily	None
Morgan Stanley Smith Barney	Weekly	One day
PricewaterhouseCoopers LLP	Annually and as necessary in connection with the audit services it provides to the Fund	One month or less, depending on the date of request
Quality EDGAR Solutions, LLC	Monthly	One month or less, depending on the date of request
Refinitiv	Daily	None
RR Donnelley	Monthly	One month or less, depending on the date of request
Donnelley Financial Solutions (DFIN)	Monthly	One month or less, depending on the date of request
State Street Bank and Trust	Daily	None
April, Dolan & Koehler, P.C.	As needed in connections with the legal services provided to the Fund	None

Making Holdings Information Publicly Available

In addition to the ongoing arrangements described above, the Trust’s policy and procedures respecting disclosure of portfolio holdings information provide for periodic public disclosure of that, as follows:

●	Disclosure of the Funds’ nonpublic holdings information on a publicly available website maintained by or for the Trust or the Advisor. The Trust will typically display the monthly portfolio holdings of the Emerging Markets Managed Account Fund (including top ten holdings) approximately 30 days after the end of that calendar month (e.g. June 30 information will be displayed on July 31). The Trust will typically display the monthly top ten holdings of some of the Fixed Income Funds approximately 30 days after the end of that calendar month. Approximately 60 days after the end of each calendar quarter, the Trust also typically includes on its website a list of each Funds’ holdings as of the last day of that calendar quarter.

●	Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

●	Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

In any case where it becomes apparent that nonpublic portfolio holdings information has been disclosed other than in accordance with the Trust’s policy and procedures, the trust’s chief compliance officer shall determine appropriate action to be taken, which may include making a corrective public disclosure of the relevant nonpublic information

Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

Each of the Funds is a separate “series” or investment portfolios of the Trust. The names of Trustees and officers of the Funds and their principal occupations and affiliations during the past five years are set forth in the table below. Additional information about the particular experiences, qualifications, attributes and skills of each Trustee appears after the table.

Interested Trustees

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years
Garrett Thornburg, 76	Chairman of Trustees(4)	Trustee Since 1984

Chairman and controlling shareholder of Thornburg Investment Management,  Inc. (investment advisor); Chairman and controlling shareholder of Thornburg Securities Corporation (securities dealer);

Chairman of the Thornburg Foundation (nonprofit).

				Twenty Three	None
Brian J. McMahon, 67	Vice Chairman of Trustees, Member of Governance & Nominating Committee and Operations Risk Oversight Committee(5)	Trustee since 2001	Vice Chairman, Chief Investment Strategist, Managing Director, and Portfolio Manager and, until 2016, CEO and President, of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Twenty Three	None

 Independent Trustees

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years
Sally Corning, 61	Trustee, Member of Audit Committee and Governance & Nominating Committee	Trustee since 2012	Partner in Sun Mountain Capital, Santa Fe, NM (private equity firm with investment programs encompassing venture capital, mezzanine debt, and growth equity).	Twenty Three	None
Susan H. Dubin, 73	Trustee, Member of Audit Committee and Operations Risk Oversight Committee	Trustee since 2004	President of Dubin Investments, Ltd., Greenwich, CT (private investment fund); Director and officer of various charitable organizations.	Twenty Three	None
David L. Gardner, 59	Trustee, Chair of Governance & Nominating Committee, and Member of Operations Risk Oversight Committee	Trustee since 2015	Until 2012, head of EMEA (Europe, Middle East and Africa) Sales for iShares of Blackrock, Inc., EMEA Executive Committee Member and EMEA Operating Committee Member at Blackrock, Inc.	Twenty Three	None

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years
Patrick J. Talamantes, 58	Trustee, Chair of Audit Committee	Trustee since 2019	President of Talamantes Strategies, a management consulting firm, since 2018. Until 2017, President and Chief Executive Officer of The McClatchy Company, Sacramento, CA (news and media company).	Twenty Three	None
Owen D. Van Essen, 68	Lead Independent Trustee, Member of Audit Committee and Governance & Nominating Committee	Trustee since 2004	President of Dirks, Van Essen & April, Santa Fe, New Mexico (newspaper mergers and acquisitions).	Twenty Three	None
James W. Weyhrauch, 63	Trustee, Chair of Operations Risk Oversight Committee, and Member of Audit Committee	Trustee since 1996	Real estate broker, Santa Fe Properties, Santa Fe, NM; General Partner, Investments of Genext LLC (a family investment partnership); until 2019, Vice Chairman of Nambé LLC, Santa Fe, NM (manufacturing and design company).	Twenty Three	None

Advisory Trustee

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years
Elizabeth (Lisa) D. Black, 63*	Advisory Trustee	Advisory Trustee since 2023	Until 2019, Senior Managing Director, Chief Investment Officer and Head, Taxable Fixed Income, Nuveen LLC, New York, NY; Managing Director, TIAA-CREF, New York, NY (1996-2012).	Twenty Three	None

*As an Advisory Trustee, Ms. Black serves in a non-voting capacity.

Officers of the Fund (who are not Trustees)(6)

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Nimish Bhatt, 59	Chief Financial Officer	Chief Financial Officer since 2019, Treasurer 2016-2019, Secretary 2018-2019(6)	Chief Financial Officer and Treasurer of Thornburg Investment Management, Inc. and Thornburg Securities Corporation since 2016, and Secretary of Thornburg Securities Corporation; Senior Vice President (2004-2016), Chief Financial Officer (2011-2016, and Head of Fund Administration (2011-2016) of Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors LLC, and Calamos Wealth Management; Director of Calamos Global Funds plc (2007-2016).	Not applicable	Not applicable

Jason Brady, 48	President	President since 2016(6)	Director since 2017, CEO and President since 2016, and Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Randy Dry, 48	Vice President	Vice President since 2014	Managing Director, Chief Operating Officer since 2020, Chief Administrative Officer (2016-2020), and Director of Institutional Group (2014-2016) of Thornburg Investment Management, Inc.	Not applicable	Not applicable

John Hackett, 56	Vice President	Vice President since 2020	Chief Marketing Officer, Thornburg Investment Management, Inc. (since 2020); Global Head of Product Marketing, Northern Trust Asset Management (2016-2020); Principal and Head of Marketing and Business Development, The Townsend Group (2013-2016)	Not applicable	Not applicable

Curtis Holloway, 55	Treasurer	Treasurer since 2019(6)	Director of Finance since 2021 and Director of Fund Administration since 2019 of Thornburg Investment Management, Inc.; Senior Vice President, Head of Fund Administration (2017-2019) and Vice President, Fund Administration (2010-2017) of Calamos Investments, and Chief Financial Officer (2017-2019) and Treasurer (2010-2019) of Calamos Funds.	Not applicable	Not applicable

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Ben Kirby, 42	Vice President	Vice President since 2014	Head of Investments since 2019, and Portfolio Manager and Managing Director since 2013, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Jeff Klingelhofer, 41	Vice President	Vice President since 2016	Head of Investments since 2019, Portfolio Manager and Managing Director since 2015, Associate Portfolio Manager from 2012-2015, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Ponn Lithiluxa, 51	Assistant Treasurer	Assistant Treasurer since 2020; Vice President 2017-2020	Manager, Tax & Fund Administration of Thornburg Investment Management, Inc.; Senior Vice President, Citi Fund Services, Inc. from 2014-2017; Vice President, Citi Fund Services, Inc. from 2007-2014.	Not applicable	Not applicable

Christopher Luckham, 45	Assistant Treasurer	Assistant Treasurer since 2022	Senior Manager, Fund Administration of Thornburg Investment Management, Inc. since 2010.	Not applicable	Not applicable

Natasha Rippel, 40	Secretary	Secretary since 2021(6)	Director of Fund Operations since 2021, Supervisor of Fund Operations (2017-2021), and Senior Associate of Fund Operations (2015-2017) of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Stephen Velie, 55	Chief Compliance Officer	Chief Compliance Officer since 2009	Chief Compliance Officer of Thornburg Investment Trust and Thornburg Investment Management, Inc.	Not applicable	Not applicable

(1)	Each person’s address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

(2)	The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 23 separate investment “Funds” or “series.” Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 23 Funds of the Trust. Each Trustee oversees the 23 Funds of the Trust.

(3)	The Bylaws of the Trust currently require that each Independent Trustee shall retire by the end of the calendar year during which the Trustee reached the age of 75 years. Otherwise each Trustee serves in office until the election and qualification of a successor or until the Trustee sooner dies, resigns, retires or is removed.

(4)	Mr. Thornburg is considered an “interested” Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 21 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.

(5)	Mr. McMahon is considered an “interested” Trustee under the Investment Company Act of 1940 because he is a director and the chief investment strategist of Thornburg Investment Management, Inc.

(6)	The Trust’s president, chief financial officer, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.

Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee

The following disclosure is intended to provide additional information about the particular experiences, qualifications, attributes and skills of each Trustee of the Trust. The Trustees believe that each Trustee is qualified to serve on the board of Trustees in view of (i) the particular experiences, qualifications, attributes and skills of that Trustee, as summarized below and in the table above, and (ii) the actual service and commitment of each Trustee during his or her tenure with the Trust, including the demonstrated ability of each Trustee to exercise effective business judgment in the performance of his or her duties.

Interested Trustees

Garrett Thornburg, Chairman of Trustees since 1984. Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1984. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm’s public finance department. He also was chief financial officer of New York State’s Urban Development Corporation, and served as financial advisor to the State of New Mexico’s Board of Finance. He is a member of the Board of Governors of the Investment Company Institute and serves on the Board of Directors of the New Mexico School for the Arts – Art Institute. He is also the President of the Thornburg Foundation, and former recipient of the Philanthropist of the Year award from the Journal Santa Fe. He is a former board member of the National Dance Institute of New Mexico, the Santa Fe Institute and the Santa Fe Community Foundation. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, Trustee since 2001, member of Governance & Nominating Committee and Operations Risk Oversight Committee. Brian McMahon is the vice chairman of Thornburg Investment Trust and a managing director, and the chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016, as its chief executive officer from 2008 until 2016, as its chief; investment officer from 2016 until 2019, and, as chief investment strategist, he currently serves as a key voice for the investment team and Thornburg clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

Independent Trustees

Sally Corning, Trustee since 2012, member of Audit Committee and member of Governance & Nominating Committee. Sally Corning is a founding partner of Santa Fe, New Mexico based private equity firm, Sun Mountain Capital. Prior to forming Sun Mountain, Ms. Corning spent 15 years working in private equity and investment banking for Credit Suisse, Morgan Stanley and Dean Witter Reynolds. In addition to sitting on the corporate boards of certain of the private portfolio companies that Sun Mountain Capital has invested in, Ms. Corning has served on the boards of several nonprofit organizations, including the Santa Fe Preparatory School, the Santa Fe Community Foundation, the Santa Fe Mountain Center, and the Westside YMCA in New York City, and is a current member of the board and the finance committee of Excellent Schools New Mexico. Ms. Corning holds a bachelor’s degree in Finance from Georgetown University and an MBA from Columbia University’s Graduate School of Business.

Susan H. Dubin, Trustee since 2004, member of Audit Committee and Operations Risk Oversight Committee. Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the MICDS (Mary Institute and St. Louis Country Day School) in St. Louis, Missouri, the Battery Dance Company in New York City, and the National Dance Institute – New Mexico, Inc. She received her BA from Briarcliff College.

David L. Gardner, Trustee since 2015, Chair of Governance & Nominating Committee and member of Operations Risk Oversight Committee. David Gardner is a retired executive from the global asset management industry, most notably as an original team member of iShares ETFs. Mr. Gardner has over 25 years of experience in the global asset management industry and has worked extensively in the US, Asia and Europe. Prior to joining iShares Mr. Gardner worked for US based asset management firms in distribution management capacities. Mr. Gardner holds a BA in Economics from Eastern Illinois University and a CIMA Certification from Wharton School and Investment Management Consultants Associations.

Patrick J. Talamantes, Trustee since 2019, Chair of Audit Committee. Patrick Talamantes is President of Talamantes Strategies, a management consulting firm. Mr. Talamantes is a former executive from the news and media industry, most recently having served as Chief Executive Officer, and prior to that Chief Financial Officer, of The McClatchy Company, a publicly traded local news organization in various local markets across the U.S. Mr. Talamantes has over 30 years of experience in corporate finance and banking, having served as Chief Financial Officer of Sinclair Broadcast Group, Inc., Treasurer of River City Broadcasting, LP, and Vice President of Chemical Banking Corporation. Mr. Talamantes has board experience through his service on the boards of various McClatchy investees. He has also served as a past chair of the Greater Sacramento Economic Council, a private-public partnership led by area CEOs to develop an advanced economy. In addition, Mr. Talamantes serves on the board of Recruitology, an HR technology startup in the recruitment space, and serves on the board of the Breakthrough Collaborative, a non-profit that seeks to improve education equity in 24 cities across the U.S. Mr. Talamantes has also been a director of The Associated Press and the News Media Alliance. Mr. Talamantes received his A.B. in Economics from Stanford University and his MBA from The Wharton School of the University of Pennsylvania.

Owen D. Van Essen, Trustee since 2004, Lead Independent Trustee and member of Audit and Governance & Nominating Committees. Owen Van Essen is the president of Dirks, Van Essen & April LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, Trustee since 1996, Chair of Operations Risk Oversight Committee and member of Audit Committee. James Weyhrauch is a real estate broker in Santa Fe, New Mexico. Until 2019, he was is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe LLC, a Santa Fe, New Mexico manufacturer of tabletop and giftware products; and since 2015 has served as General Partner, Investments of Genext LLC, a family investment partnership. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

Advisory Trustee

Elizabeth (Lisa) D. Black, Advisory Trustee since 2023. Lisa Black is a retired executive and Chartered Financial Analyst with over 30 years in the investment management industry. Ms. Black brings extensive investment strategy and risk management experience having overseen fixed income assets as well as launching and managing mutual funds at TIAA-CREF and Nuveen, a wholly owned subsidiary of TIAA, one of the world's largest asset managers. Ms. Black has served on the boards of private and nonprofit organizations, including TIAA Life Company and University Liggett School, and is a current member of the board and chair of the audit & risk committee of Smith College. Ms. Black holds a bachelor’s degree in Economics from Smith College and an MBA from the University of Michigan Ross School of Business.

Structure and Responsibilities of the Board of Trustees

The board of Trustees is currently comprised of nine Trustees, two of whom are “interested persons” of the Funds (as the term “interested” is defined in the 1940 Act) and seven of whom are not interested persons of the Funds. Garrett Thornburg currently serves as the chairman of the board of Trustees, and Owen Van Essen currently serves as the lead independent Trustee. The lead independent Trustee is a spokesman for and leader of the independent Trustees, and in that role the lead independent Trustee performs a variety of functions, including: presiding at all sessions of the independent Trustees and, in consultation with legal counsel, preparing the agenda for each session of independent Trustees and coordinating and directing the preparation and delivery of materials and presentations appropriate for each session; in consultation with the Trust’s chairman, president, fund accounting and legal counsel, preparing the draft agenda for each general meeting of Trustees; acting as a liaison between the independent Trustees and senior management of the advisor respecting communications on certain topics; coordinating with and directing legal counsel in the acquisition, preparation and development of information for review and consideration of continuation of contracts with the advisor and affiliates; and performing such other functions as the independent Trustees may request from time to time. The Trustees have also established three standing committees, the Audit Committee, the Governance and Nominating Committee, and the Operations Risk Oversight Committee, each of which is discussed in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees may form other committees when deemed appropriate.

The Trustees review the leadership structure of the board of Trustees and the performance of the Trustees on an annual basis. The Trustees currently believe that the leadership structure of the board of Trustees is appropriate, in light of the characteristics of the Trust and each of the Funds, to enable the Trustees to oversee the Trust and its service providers. The Trustees have considered the number of Funds in the Trust, and the similarities and differences among the investment objectives and strategies of those Funds, and have determined that the board of Trustees contains a sufficient number of Trustees, and a sufficient percentage of independent Trustees, to discharge the Trustees’ oversight function. The Trustees believe that Mr. Thornburg’s long tenure as a Trustee of the Trust, his ongoing association with the Trust’s advisor and the fact that that association allows Mr. Thornburg to interact routinely with members of the advisor’s staff, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enable Mr. Thornburg to serve as an effective chairman of the board of Trustees. The Trustees believe that Mr. Van Essen’s long tenure as a Trustee of the Trust, his business and other professional experience, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enable Mr. Van Essen to serve as an effective lead independent Trustee The Trustees also believe that the scope of each committee’s activities and the composition of each committee is currently appropriate, and that the committee structure allows the Trustees to allocate responsibility for various topics among the board and its committees in a manner which facilitates the oversight of the Trust and its service providers.

The Trustees are responsible for the general supervision of the Funds, including the supervision of Thornburg, which provides day-to-day management of the Funds under the terms of the Investment Advisory Agreement and Administrative Services Agreement. As part of their annual review of the leadership structure of the board of Trustees, described above, the Trustees consider whether the structure of the board and its committees continues to permit the Trustees to effectively exercise their oversight function. In that regard, the Trustees typically consider, among other factors: the number of Trustees and each Trustee’s qualifications, experience and skills; the frequency with which the Trustees and their committees confer with representatives of Thornburg and the Trust’s other service providers; the number of Funds and the ability of the Trustees to devote sufficient time and attention to matters specific to each Fund; the role of the Funds’ chief compliance officer and the opportunity for the Trustees to interact with the chief compliance officer; and the composition of each committee of the Trustees and the scope of the responsibilities delegated to those committees.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks. On a day-to-day basis, risk management is the responsibility of Thornburg and the Funds’ other service providers. Risk oversight also comprises part of the Trustees’ general oversight function. The Trustees and their committees seek to monitor risks to the Funds by meeting no less frequently than quarterly (and in practice, more often) with senior officers of the Trust, members of the Funds’ portfolio management teams, the Funds’ chief compliance officer and the Funds’ legal counsel, and by receiving periodic reports from the Funds’ independent registered public accounting firm and other service providers to the Funds. The Trust’s Operations Risk Oversight Committee assists the Trustees in reviewing and evaluating the identification, analysis and management of operations risk by Thornburg and other significant service providers to the Trust. The duties of the Operations Risk Oversight Committee are described in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees have also adopted various written policies and procedures designed to address particular risks to the Funds, including the detection and prevention of violations of federal securities laws. At least annually, the Trustees receive a report from the Funds’ chief compliance officer respecting the effectiveness of those policies and procedures. Notwithstanding the foregoing, the Trustees acknowledge that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate the occurrence or effects of certain risks on the Funds. Furthermore, some risks may simply be beyond the control of the Funds or their service providers. The Trustees may, at any time and in their sole discretion, change the manner in which they supervise risk.

Structure and Responsibilities of the Committees of the Trustees

The Trustees have an Audit Committee, which is comprised of five Trustees who are not interested persons, Patrick J. Talamantes (chair), Sally Corning, Susan H. Dubin, Owen Van Essen, and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will, among other functions: (i) evaluate the independence, performance and qualifications of the Trust’s independent accountants; (ii) receive and review reports from the independent accountants respecting the planning, scope and staffing of audits of the Funds’ financial statements, the accountants’ independence, the accountants’ internal quality control procedures, all accounting policies and procedures identified by the accountants as critical to the preparation of the Funds’ annual financial statements, all non-audit services provided by the auditors for the Funds, and any material issues in any peer review, governmental investigation, or otherwise respecting any audit conducted by the accountants; (iii) receive and review results of audits of the Funds’ financial statements with the independent accountants, including any deficiencies, uncorrected misstatements, or similar matters identified by the accountants during such an audit, any material alternative accounting treatments that the accountants discussed with the Funds’ management during the audit, and any disagreements between the accountants and management respecting financial reporting matters; (iv) perform the applicable duties imposed on a mutual fund’s governing board by the Investment Company Act of 1940, and by regulations and guidance thereunder, with respect to oversight of portfolio pricing and valuation; (v) receive and review the Funds’ annual audited financial statements and semi-annual unaudited financial statements; (vi) receive and review communications from management, and at least annually from the independent accountants, respecting matters arising in connection with periodic certifications under Form N-CSR; (vii) receive and review complaints from any source regarding accounting, internal accounting controls, financial reporting or disclosure, and audit matters relating to the Trust; (viii) require the Trust’s legal counsel to report to the committee any matter which may have a significant effect on a Fund’s financial statements; (ix) receive and review any report made to the committee in accordance with any compliance policy or procedure subject to the oversight of the committee, and receive and review reports from the chief compliance officer on matters relating to the committee’s responsibilities; (x)  receive and review reports from management’s mutual fund administration department to evaluate the functioning of that department; (xi) to the extent the Audit Committee determines that it may be necessary or appropriate to the functions of the committee, receive and review reports from representatives of other significant service providers to the Trust to evaluate the services delivered by those providers; and (xii) such other matters assigned by the Trustees to the committee. The Audit Committee is also responsible for the selection of the independent accountants that audit the Funds’ annual financial statements. The committee held four meetings in the Trust’s fiscal year ended September 30, 2022.

The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, David Gardner (chair), Brian J. McMahon, Sally Corning, and Owen D. Van Essen. Mr. Gardner, Ms. Corning and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is a director and an officer of the Funds’ investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The Governance and Nominating Committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will: (i) conduct evaluations of the performance of the Trustees and their committees in accordance with the Trust’s Corporate Governance Procedures and Guidelines (the “Governance Procedures”); (ii) select and nominate individuals for election as Trustees of the Trust who are not “interested persons” of the Trust as that term is defined in the 1940 Act; and (iii) perform the additional functions specified in the Governance Procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust’s Procedure for Shareholder Communications to Trustees. In accordance with that Procedure for Shareholder Communications to Trustees, shareholders may recommend candidates to serve as Trustees by sending their recommendations to any one or more of the Trustees by United States. Mail or courier delivery at the address of the Trust’s investment advisor. The committee held two meetings in the Trust’s fiscal year ended September 30, 2022.

The Trustees have an Operations Risk Oversight Committee, which is comprised of four Trustees, James W. Weyhrauch (chair), Susan H. Dubin, David L. Gardner, and Brian J. McMahon. Mr. Weyhrauch, Ms. Dubin and Mr. Gardner are not interested persons. As noted above, Mr. McMahon is an interested person because he is a director and an officer of the Funds’ investment advisor. The Operations Risk Oversight Committee discharges its duties in accordance with an Operations Risk Oversight Committee Charter, which provides that the committee will: (i) receive and review, preliminary to its presentation to the Trustees, the annual report of the Trust’s chief compliance officer respecting the Trust’s compliance policies and procedures; (ii) receive and review reports from Thornburg respecting trade execution and the use of client commissions; (iii) receive and review reports from Thornburg respecting its administration of the investment advisor’s policy on voting proxies; (iv) receive and review reports from Thornburg respecting the Funds’ account service arrangements; (v) receive each report submitted by Thornburg or counsel which is required to be submitted to the committee by a policy or procedure of the Trust or Thornburg; (vi) receive and review reports submitted by the chief compliance officer or counsel with respect to any compliance policy or procedure subject to the oversight of the committee that relates to (A) any revision to such a policy or procedure identified by the chief compliance officer or counsel as potentially material, (B) any violation of such a policy or procedure identified as potentially material, and (C) any error or exception in the administration of such a policy or procedure identified as potentially material; (vii) receive and review reports submitted by Thornburg respecting the Trust’s transfer agent, firms providing shareholder services, custodians, records storage providers, business continuity and disaster recovery contractors, and other significant service providers to evaluate the services delivered by those providers; (viii) receive and review reports submitted by Thornburg respecting computer systems and software, electronic communications systems and other technological systems and developments pertaining to the operations of the Trust; (ix) receive and review any changes to contracts with the providers referenced in the preceding two items which are submitted to the committee for review, to the extent such changes would materially affect the scope of the services that those providers deliver to the Trust; (x) confer with Thornburg respecting liability insurance and fidelity bond coverage for the Trust and the Trustees, at the time of proposed renewals of those policies, and make recommendations respecting coverage to the Trustees; (xi) receive and review reports submitted by Thornburg relating to Thornburg’s committee and staff assigned to risk identification, analysis and management; and (xii) such other matters assigned by the Trustees to the committee. The committee held three meetings in the Trust’s fiscal year ended September 30, 2022.

Compensation of Trustees

The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $210,000, payable quarterly. Fifteen percent of each quarterly payment must be invested by the Trustee in one or more of the Funds, as the Trustee selects, and is subject to an undertaking by the Trustee to retain the shares during the Trustee’s tenure. In addition, the Trust compensates each Trustee $20,000 for each meeting of Trustees attended by the Trustee in person, or video conference, or by telephone, provided, however, that the compensation is $10,000 for each meeting attended by video conference or by telephone in excess of one such meeting or session in any calendar year. General meetings of Trustees on two or more successive days will be considered one meeting for this purpose.

The Trust also compensates each Trustee $7,000 for each session of independent Trustees attended by the Trustee in excess of five sessions in any calendar year. Notwithstanding the preceding sentence, a session of independent Trustees will not be considered separately compensable if held within one day before or after any session of a general meeting of Trustees.

The Trust compensates the lead independent Trustee and the chair of each standing committee an additional annual compensation, payable in quarterly installments. The individual who serves as lead independent Trustee receives an additional annual compensation of $50,000, the chair of the Audit Committee receives an additional annual compensation of $20,000, and the chair of the Governance and Nominating Committee and the chair of the Operations Risk Oversight Committee each receive an additional annual compensation of $15,000.

The Trust compensates each independent Trustee $3,500 for each session with a Trust service provider, except that if the Trustee is required to travel away from home for the session or sessions, the Trust compensates the Trustee $7,000 for each session of one or two days and $3,500 for each additional day on which a session is conducted.

Independent Trustees are not separately compensated for days spent attending continuing education programs, or for time spent traveling to meetings, continuing education programs or sessions with service providers, apart from the compensation stated in the preceding paragraphs.

The Trust reimburses each independent Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee’s service for the Trust. The Trust does not pay retirement or pension benefits.

The Trust paid fees to the Trustees during the fiscal year ended September 30, 2022 as follows:

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustee
Interested Trustees
Garrett Thornburg	$0	$0	$0	$0
Brian J. McMahon	$0	$0	$0	$0
Independent Trustees
Sally Corning	$316,000	$0	$0	$316,000
Susan H. Dubin	$311,000	$0	$0	$311,000
David L. Gardner	$326,000	$0	$0	$326,000
Patrick J. Talamantes	$326,000	$0	$0	$326,000
Owen D. Van Essen	$354,750	$0	$0	$354,750
James W. Weyhrauch	$326,000	$0	$0	$326,000

Lisa Black became an Advisory Trustee effective April 1, 2023. Accordingly, she received no compensation from the Trust during the fiscal year ended September 30, 2022.

Certain Ownership Interests of Trustees

 The following table shows the aggregate dollar range of shares owned beneficially by each Trustee in the Trust as of December 31, 2022. Because the Funds had not commenced operations as of that date, none of the Trustees owned any shares of the Funds as of that date.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all of the Funds of the Trust as of 12/31/2022

Garrett Thornburg	N/A	Over $100,000

Brian J. McMahon	N/A	Over $100,000

Sally Corning	N/A	Over $100,000

Susan H. Dubin	N/A	Over $100,000

David L. Gardner	N/A	Over $100,000

Patrick J. Talamantes	N/A	Over $100,000

Owen Van Essen	N/A	Over $100,000

James W. Weyhrauch	N/A	Over $100,000

 Lisa Black became an Advisory Trustee effective April 1, 2023 and was not a beneficial owner of any shares of any series of the Trust as of December 31, 2022.

 Personal Securities Transactions of Personnel

The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation

The compensation of each portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager’s compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a Fund’s investments and the manager’s management of other accounts. These conflicts could include:

●	Allocating a favorable investment opportunity to one account but not another.

●	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

●	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

●	Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust’s investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the Funds’ investments and the manager’s management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers

Set out below for each portfolio manager named in the Prospectus is information respecting the accounts managed by the managers as of December 31, 2022. As of December 31, 2022, the advisory fee for each of the accounts was not based on the investment performance of the account.

David Ashley

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	5,343,777,192
Other Pooled Investment Vehicles:	0	0
Other Accounts:	238	1,229,543,095

John C. Bonnell

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	5,343,777,192
Other Pooled Investment Vehicles:	0	0
Other Accounts:	238	1,229,543,095

Ben Kirby

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	4	11,962,632,833
Other Pooled Investment Vehicles:	4	33,673,024
Other Accounts:	116	108,639,778

Eve Lando

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	5,343,777,192
Other Pooled Investment Vehicles:	0	0
Other Accounts:	238	1,229,543,095

Josh Rubin

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	1	972,804,728
Other Pooled Investment Vehicles:	3	11,544,469
Other Accounts:	113	34,671,624

Charles Wilson

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	1	972,804,728
Other Pooled Investment Vehicles:	3	11,544,469
Other Accounts:	113	34,671,624

Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for the portfolio managers named in the Prospectus are the dollar ranges of each portfolio manager’s beneficial ownership of shares in the Fund as of the date of this Statement of Additional Information. The dollar range listed may include shares owned by the portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio managers is a participant in Thornburg’s profit sharing plan, which invests in shares of the Fund.

David Ashley

Municipal Managed Account Fund	None

John C. Bonnell

Municipal Managed Account Fund	None

Ben Kirby

Emerging Markets Managed Account Fund	None

Eve Lando

Municipal Managed Account Fund	None

Josh Rubin

Emerging Markets Managed Account Fund	None

Charlie Wilson

Emerging Markets Managed Account Fund	None

PRINCIPAL HOLDERS OF SECURITIES

Because the Funds are newly organized and have not yet commenced operations, information about principal holders of the Funds’ shares is not available.

NET ASSET VALUE

Each Fund will calculate its net asset value as of 4:00 p.m. Eastern Time on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year’s Day, Washington’s Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund’s portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation (“TSC”) acts as principal underwriter of each of the Funds. The Funds do not bear selling expenses except those involved in registering its shares with the U.S. Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, which will be reimbursed by Thornburg under pursuant to its agreement with the Trust. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires six months’ notice.

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also director and controlling stockholder of TSC.

 ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds are qualified for sale under the laws of every state or territory of the United States. Because the Funds are used exclusively within separately managed accounts for which Thornburg serves as investment advisor, Thornburg is responsible for deciding whether to invest assets of the separately managed accounts in the Funds. Accordingly, separately managed account clients are unable to directly purchase shares of the Funds.

To the extent consistent with state and federal law, Redemption proceeds are normally paid in cash. Each Fund generally expects to meet redemption requests out of its holdings of cash, or by selling portfolio investments to generate cash to meet those requests. If considered appropriate by Thornburg, and subject to terms and conditions approved by the Trustees, a Fund may pay redemption proceeds in portfolio securities rather than cash.

The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. If a Fund redeems shares by distributing portfolio securities, the shareholder would be subject to the risk of a subsequent adverse change in the market value of those securities, the brokerage and related costs of selling the securities, and the possibility that there is not a liquid market for some or all of the distributed securities.

BUSINESS CONTINUITY PLAN

Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose principal business address is 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Funds.

TH6005

PART C

OTHER INFORMATION

Item 27. Financial Statements

None filed with this post-effective amendment.

Item 28. Exhibits

(a)	(1)	Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant’s Registration Statement on Form N-1A, filed June 12, 1987.

(2)	First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant’s pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

(3)	Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

(4)	Third, Fourth, Fifth, Sixth and Seventh Amendments to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

(5)	Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

(6)	Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

(7)	Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

(8)	First Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

(9)	Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

(10)	Thirteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

(11)	Fourteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

(12)	Fifteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

(13)	Sixteenth and Seventeenth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 51 to its Registration Statement on Form N-1A, filed October 17, 2002.

(14)	Second Supplement to Amended and Restated Designation of Series (as corrected), incorporated by reference from Registrant’s post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

(15)	Eighteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment No. 5 to its Registration Statement on Form N-1A, filed on December 31, 2003.

(16)	Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(17)	Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(18)	Twentieth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 119 to its Registration Statement on Form N-1A, filed on January 30, 2018.

(19)	Fourth Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 66 to its Registration Statement on Form N-1A, filed on January 24, 2007.

(20)	Twenty-First Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 119 to its Registration Statement on Form N-1A, filed on January 30, 2018.

(21)	Twenty-Second Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 70 to its Registration Statement on Form N-1A, filed on November 26, 2008.

(22)	Twenty-Third Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 119 to its Registration Statement on Form N-1A, filed on January 30, 2018.

(23)	Twenty-Fourth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 73 to its Registration Statement on Form N-1A, filed on October 2, 2009.

(24)	Twenty-Fifth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 88 to its Registration Statement on Form N-1A, filed on October 15, 2013.

(25)	Twenty-Sixth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 90 to its Registration Statement on Form N-1A, filed on December 26, 2013.

(26)	Twenty-Seventh Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 95 to its Registration Statement on Form N-1A, filed January 29, 2015.

(27)	Twenty-Eighth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 99 to its Registration Statement on Form N-1A, filed July 15, 2015.

(28)	Twenty-Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 119 to its Registration Statement on Form N-1A, filed on January 30, 2018.

(29)	Thirtieth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 119 to its Registration Statement on Form N-1A, filed on January 30, 2018.

(30)	Thirty-First Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 105 to its Registration Statemenet on Form N-1A, filed October 14, 2016.

(31)	Thirty-Second Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 124 to its Registration Statement on Form N-1A, filed on December 14, 2018.

(32)	Thirty-Third Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 124 to its Registration Statement on Form N-1A, filed on December 14, 2018.

(33)	Thirty-Fourth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 130 to its Registration Statement on Form N-1A, filed on November 29, 2019.

(34)	Thirty-Fifth Amendment and Supplement to Agreement and Declaration of Trust, incorpated by reference from Registrant’s post-effective amendment no. 133 to its Registration Statement on Form N-1A, filed on July 31, 2020.

(35)	Seventh Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1A, filed on September 29, 2020.

(36)	Thirty-Sixth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 136 to its Registration Statement on Form N-1A, filed on October 19, 2020.

(37)	Thirty-Seventh Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1A, filed on September 29, 2020.

(38)	Thirty-Eighth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 140 to its Registration Statement on Form N-1A, filed December 17, 2020.

(39)	Thirty-Ninth Amendment and Supplement to Agreement and Declaration of Trust, filed herewith.

(b)	By-laws of Thornburg Investment Trust (September 18, 2019), incorporated by reference from Registrant’s post-effective amendment no. 130 to its Registration Statement on Form N-1A, filed on November 29, 2019.

(c)	None.

(d)	(1)	Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(2)	Tenth Amendment and Supplement to Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant’s post-effective amendment no. 128 to its Registration Statement on Form N-1A, filed February 28, 2019.

(3)	Eleventh Amendment and Supplement to Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1A, filed on September 29, 2020.

(4)	Twelfth Amendment and Supplement to Second Amended and Restated Investment Advisory Agreement, filed herewith.

(e)	(1)	Second Restated Distribution Agreement, incorporated by reference from Registrant’s post-effective amendment no. 107 to its Registration Statement on Form N-1A, filed December 28, 2016.

(2)	Second Supplement and Amendment to Second Restated Distribution Agreement, incorporated by reference from Registrant’s post-effective amendment no. 128 to its Registration Statement on Form N-1A, filed February 28, 2019.

(3)	Third Supplement and Amendment to Second Restated Distribution Agreement, filed herewith.

(f)	None.

(g)	(1)	Master Custodian Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 122 to its Registration Statement on Form N-1A, filed June 13, 2018.

(g)	(2)	Amendment to Master Custodian Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 143 to its Registration Statement on Form N-1A, filed on January 28, 2021.

(g)	(3)	Amendment to Master Custodian Agreement Fee Schedule between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 143 to its Registration Statement on Form N-1A, filed on January 28, 2021.

(h)	(1)	Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987.

(2)	Amendment to Transfer Agency Agreement between Registrant and DST Asset Manager Solutions, Inc., incorporated by reference from Registrant’s post-effective amendment no. 131 to its Registration Statement on Form N-1A, filed January 28, 2020.

(3)	Form of Subscription to Shares by Thornburg Management Company, Inc., incorporated by reference from Registrant’s post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992.

(4)	Third Restated Administrative Services, incorporated by reference from Registrant’s post-effective amendment no. 119 to its Registration Statement on Form N-1A, filed on January 30, 2018.

(5)	First Supplement to the Third Restated Administrative Services Agreement, incorporated by reference from Registrant’s post-effective amendment no. 128 to its Registration Statement on Form N-1A, filed February 28, 2019.

(6)	Second Supplement to the Third Restated Administrative Services Agreement, incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1A, filed on September 29, 2020.

(7)	Third Supplement to the Third Restated Administrative Services Agreement, filed herewith.

(8)	Fund Accounting and Support Services Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 122 to its Registration Statement on Form N-1A, filed June 13, 2018.

(9)	Amendment to Fund Accounting and Support Services Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 143 to its Registration Statement on Form N-1A, filed on January 28, 2021.

(10)	Amendment to Fee Fund Accounting and Support Services Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(11)	Amendment to Fee Schedule for Fund Accounting and Support Services Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(12)	Agreement to Waive Fees and Reimburse Expenses among Thornburg Investment Management, Inc. and Thornburg Investment Trust, incorporated by reference from Registrant’s post-effective amendment no. 148 to its Registration Statement on Form N-1A, filed on January 30, 2023.

(13)	Agreement to Waive Fees and Reimburse Expenses among Thornburg Investment Management, Inc. and Thornburg Investment Trust on behalf of Thornburg Emerging Markets Managed Account Fund and Thornburg Municipal Managed Account Fund, filed herewith.

(i)	(1)	Opinion of counsel as to legality of new shares, incorporated by reference from Registrant’s post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

(2)	Opinion of counsel as to legality of new shares of Thornburg Capital Management Fund, incorproated by reference from Registrant’s post-effective amendment no. 102 to its Registration Statement on Form N-1A, filed on July 31, 2015.

(3)	Opinion of counsel as to legality of new shares of Thornburg Long/Short Equity Fund, incorproated by reference from Registrant’s post-effective amendment no. 105 to its Registration Statement on Form N-1A, filed on October 14, 2016, in which the opinion of counsel was identified as Exhibit (j)(2).

(4)	Opinion of counsel as to legality of new shares of Thornburg Summit Fund, incorporated by reference from Registrant’s post-effective amendment no. 124 to its Registration Statement on Form N-1A, filed on December 14, 2018.

(j)	(1)	Consent of independent registered public accounting firm, filed herewith.

(2)	Opinion and consent of counsel, filed herewith.

(k)	None.

(l)	None.

(m)	(1)	Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Service Plan), incorporated by reference from Registrant’s post-effective amendment no. 107 to its Registration Statement on Form N-1A, filed December 28, 2016.

(2)	Second Supplement to Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Service Plan), incorporated by reference from Registrant’s post-effective amendment no. 128 to its Registration Statement on Form N-1A, filed February 28, 2019.

(3)	Third Supplement to Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Service Plan), incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1A, filed on September 29, 2020.

(4)	Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Distribution Plan), incorporated by reference from Registrant’s post-effective amendment no. 107 to its Registration Statement on Form N-1A, filed December 28, 2016.

(5)	First Supplement to Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Distribution Plan), incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1A, filed on September 29, 2020.

(n)	Thornburg Investment Trust Amended and Restated Plan for Multiple Class Distribution, September 13, 2016, as revised July 7, 2020, incorporated by reference from Registrant’s post-effective amendment no. 135 to its Registration Statement on Form N-1a, filed on September 29, 2020.

(o)	Reserved

(p)	(1)	Personal Securities Transactions Policy of Thornburg Investment Management, Inc., Thornburg Investment Trust and Thornburg Securities Corporation, incorporated by reference from Registrant’s post-effective amendment no. 131 to its Registration Statement on Form N-1A, filed January 28, 2020.

(2)	Thornburg Investment Trust Code of Business Conduct and Ethics (as revised to December 6, 2009), incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

(q)	(1)	Power of Attorney of Susan H. Dubin, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(2)	Power of Attorney of Brian J. McMahon, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(3)	Power of Attorney of Garrett Thornburg, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(4)	Power of Attorney of Owen D. Van Essen, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(5)	Power of Attorney of James W. Weyhrauch, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(6)	Power of Attorney of Sally Corning, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(7)	Power of Attorney of Jason Brady, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(8)	Power of Attorney of David L. Gardner, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(9)	Power of Attorney of Nimish Bhatt, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

(10)	Power of Attorney of Patrick J. Talamantes, incorporated by reference from Registrant’s post-effective amendment no. 146 to its Registration Statement on Form N-1A, filed on November 29, 2022.

Item 29. Persons Controlled By or Under Common Control With Registrant.

Not applicable.

Item 30. Indemnification.

(1)       Section 10.2 of Thornburg Investment Trust’s Agreement and Declaration of Trust generally provides that each of the Trust’s officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust’s best interest.

(2)       Section 8 of the Trust’s Second Restated Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC’s willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

(3)       The Trustees and officers of the Trust are insured under the terms of a directors and officers liability insurance policy (the “Trust’s policy”). In addition, the directors and officers of Thornburg Investment Management, Inc. (“Thornburg”) and Thornburg Securities Corporation (“TSC”) are insured under the terms of a directors and officers liability insurance policy (“Thornburg’s policy”). Under each of the Trust’s policy and Thornburg’s policy, the persons to whom insurance is provided are referred to as “insureds.” These policies cover amounts, up to the relevant limits of liability, which an insured becomes legally obligated to pay by reason of any error, misstatement, misleading statement, act, omission, neglect, or breach of duty committed, attempted or allegedly committed or attempted in the performance of the insured’s duties as a director, Trustee or officer (such acts collectively referred to as “Wrongful Acts”). The Trust’s policy and Thornburg’s policy also cover the Trust and Thornburg, respectively, to the extent that such entity indemnifies its directors, Trustees or officers for amounts which those individuals have become legally obligated to pay by reason of a Wrongful Act. The coverage under both the Trust’s policy and Thornburg’s policy excludes, among other things, amounts that an insured becomes legally obligated to pay by reason of conduct which constitutes a deliberately fraudulent act or omission or a willful violation of any statute or regulation.

The Trust has also entered into a separate indemnification agreement with each Trustee of the Trust. Pursuant to that agreement, the Trust, in respect of the appropriate Fund, has agreed to indemnify each Trustee and to the fullest extent permitted by law against all judgments, fines, penalties, amounts paid or payable in settlement and other liabilities arising from, and against all expenses incurred or paid in connection with, any proceeding in which the Trustee becomes involved as a party or otherwise by virtue of his having been a Trustee, or in any other capacity in which he serves or has served the Trust.

The application of the foregoing provisions and agreements is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser.

See “MANAGEMENT” in the Statement of Additional Information.

Item 32. Principal Underwriters.

(a)       The principal underwriter for the Registrant will be Thornburg Securities Corporation (“TSC”). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. TSC was formed for the primary purpose of distributing the shares of the Registrant’s series and other registered investment companies sponsored by its affiliates.

(b)       The address of each of the directors and officers of TSC is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

Name	Positions and Offices with TSC	Positions and Offices with Registrant
Garrett Thornburg	Director; Chairman	Trustee; Chairman
Jesse Brownell	President	None
Nimish Bhatt	Principal Financial Officer and Treasurer	Chief Financial Officer
Curtis Holloway	Principal Operations Officer	Treasurer
Amy Callow	Secretary	None
Brian McMahon	Director; Vice President	Trustee; Vice Chairman
Jason Brady	Director; Vice President	President
Randy Dry	Vice President	Vice President
John Hackett	Vice President	Vice President
Dana Jones	Vice President	None
Josh Gotbaum	Director	None
Blair Naylor	Director	None

(c)       Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 2 Avenue De Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services.

None.

Item 35. Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on March 31, 2023.

The Registrant represents that this post-effective amendment no. 149 (i) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectuses filed herein (other than one listed in paragraph (b)(1)(i)) has occurred since the latest date specified in paragraph (b)(2) of Rule 485, and (ii) meets all of the requirements for effectiveness under paragraph (b) of Rule 485.

THORNBURG INVESTMENT TRUST
Registrant

By *
Jason Brady, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*
Jason Brady, President and principal executive officer

*
Nimish Bhatt, Chief Financial Officer

*
Garrett Thornburg, Trustee and Chair

*
Sally Corning, Trustee

*
Susan H. Dubin, Trustee

*
David L. Gardner, Trustee

*
Brian J. McMahon, Trustee and Vice Chair

*
Patrick J. Talamantes, Trustee

*
Owen D. Van Essen, Trustee

*
James W. Weyhrauch, Trustee

* By:	/s/ Daniel H. April
Daniel H. April
Attorney-in-Fact

Date:	March 31, 2023

INDEX TO EXHIBITS

(a)(39)	Thirty-Ninth Amendment and Supplement to Agreement and Declaration of Trust.

(d)(4)	Twelfth Amendment and Supplement to Second Amended and Restated Investment Advisory Agreement.

(e)(3)	Third Supplement and Amendment to Second Restated Distribution Agreement.

(h)(7)	Third Supplement to the Third Restated Administrative Services Agreement.

(h)(13)	Agreement to Waive Fees and Reimburse Expenses among Thornburg Investment Management, Inc. and Thornburg Investment Trust on behalf of Thornburg Emerging Markets Managed Account Fund and Thornburg Municipal Managed Account Fund.

(j)(1)	Consent of independent registered public accounting firm.

(j)(2)	Opinion and consent of counsel.